As filed with the Securities and Exchange Commission on October 24, 2000
                                   Registration Nos. 033-82366 and 811-08690
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER                    [X]
            THE SECURITIES ACT OF 1933


                       Pre-Effective Amendment No.          [ ]
                       Post-Effective Amendment No. 21      [X]


            REGISTRATION STATEMENT UNDER                    [X]
            THE INVESTMENT COMPANY ACT OF 1940


                       Amendment No. 23                     [X]


                        (Check appropriate box or boxes)

                               THE DLB FUND GROUP
               (Exact name of registrant as specified in charter)

                     One Memorial Drive, Cambridge, MA 02142
                    (Address of principal executive offices)

       Registrant's Telephone Number, Including Area Code: (617) 225-3800

  Name and address
  of agent for service:                                Copy to:
  ---------------------                                --------
  John E. Deitelbaum, Counsel                          Gregory D. Sheehan, Esq.
  David L. Babson & Company Inc.                       Ropes & Gray
  One Memorial Drive                                   One International Place
  Cambridge, MA  02142                                 Boston, MA  02110

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
[X] On December 19, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _____________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On _____________ pursuant to paragraph (a)(2)

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Note: This Post-Effective Amendment No. 21 to the Form N-1A Registration Statement of The DLB Fund Group (the "Trust") relates only to the following Series of the Trust: DLB Enhanced Index Growth Fund, DLB Enhanced Index Value
Fund and DLB Small Capitalization Value Fund.   No information relating to any
other series of Registrant is amended or superseded hereby.

                             SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED OCTOBER 24, 2000


                               THE DLB FUND GROUP


This Prospectus offers shares of the following Funds:


         o   DLB ENHANCED INDEX GROWTH FUND

             seeks to outperform the total return performance of its benchmark index (the Russell 1000 Growth Index), while maintaining risk characteristics similar to those of the benchmark

         o   DLB ENHANCED INDEX VALUE FUND

             seeks to outperform the total return performance of its benchmark index (the Russell 1000 Value Index), while maintaining risk characteristics similar to those of the benchmark

         o   DLB SMALL CAPITALIZATION VALUE FUND

             seeks long-term capital appreciation primarily through investment in small to medium-size companies





David L. Babson & Company Inc. (the "Manager") is the investment manager for each of the Funds.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUNDS OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY STATEMENT TO THE CONTRARY IS A CRIME.

                                   PROSPECTUS

                                December 18, 2000


THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE
CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES WHERE THE OFFER IS NOT PERMITTED.

TABLE OF CONTENTS




         ABOUT THE FUNDS                                                      1
             DLB Enhanced Index Growth Fund                                   1
             DLB Enhanced Index Value Fund                                    4
             DLB Small Company Value Fund                                     7

         DESCRIPTIONS OF PRINCIPAL INVESTMENT RISKS                          10

         TEMPORARY DEFENSIVE POSITIONS                                       12

         HOW THE FUNDS ARE MANAGED                                           13
             The Manager                                                     13
             Investment Advisory Fees                                        13
             Portfolio Managers                                              13
             Certain Performance Information Related to Other Accounts       14

         INVESTING IN THE FUNDS                                              16
             How to Open an Account                                          16
             How to Purchase Shares                                          16
             How to Sell Shares                                              17
             How Share Price is Determined                                   18
             Distribution and Service (Rule 12b-1) Plans                     19
             Principal Underwriter                                           19

         DISTRIBUTIONS                                                       20

         TAXES                                                               21

         APPENDIX                                                            22
             Additional Investment Policies and Risk Considerations          22

ABOUT THE FUNDS

DLB ENHANCED INDEX GROWTH FUND

                              INVESTMENT OBJECTIVE

The investment objective of the DLB Enhanced Index Growth Fund (the "Enhanced Index Growth Fund") is to outperform the total return performance of its benchmark index, the Russell 1000 Growth Index, while maintaining risk characteristics similar to those of the benchmark.

                         PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all (but no less than 65%) of its total assets in common stocks of companies included in the Fund's benchmark index. The Manager believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund's benchmark index while maintaining risk characteristics similar to the benchmark.

The Manager uses quantitative analysis to identify groups of stocks included within the Fund's benchmark index that the Manager believes will outperform OR underperform the index. The Manager identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company's valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, the Manager constructs a broadly diversified portfolio (the Fund will generally hold approximately 90% of the securities in the index) by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by the Manager in constructing the Fund's portfolio.

BENCHMARK INDEX: The Fund's benchmark index is the Russell 1000 Growth Index, which is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe.

                           PRINCIPAL INVESTMENT RISKS

There is no guarantee that the Fund will achieve its objective, and you could lose money on your investment. Furthermore, the Manager, despite using various investment and risk analysis techniques, may not achieve the results expected from an investment in the Fund.

The Enhanced Index Growth Fund is subject to several risks, any of which could cause you to lose money. These include:

MARKET RISK: This is the risk that the price of a security or securities held by the Fund will fall due to changing economic, political or market conditions.

EQUITY SECURITIES RISK: Equity securities tend to be more volatile and riskier than some other investment options. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting the securities markets generally, an entire industry or sector or a particular company.

COMPANY RISK: Prices of securities react to the economic condition of the issuer. The Fund's investments in an issuer may rise and fall based on factors such as the issuer's actual and anticipated earnings, changes in management, and the potential for takeovers and acquisitions.

MANAGEMENT RISK: Whether or not the Fund succeeds in outperforming its benchmark index will depend on the Manager's ability to successfully determine which stocks in the index to overweight, underweight or avoid altogether.

INVESTMENT STYLE RISK: Different equity investment styles (e.g., growth and value) go in and out of favor depending on market conditions. Therefore, this Fund's performance may be better or worse than other funds with different investment styles.

PORTFOLIO TURNOVER RISK: Changes are made in the Fund's portfolio whenever the Manager believes such changes are desirable. Consequently, the Fund's portfolio turnover may be high. Increased portfolio turnover rates may result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in higher taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

You will find a more detailed discussion of these risks, and others that may affect your investment in the Funds, in the section entitled "Descriptions of Principal Investment Risks," beginning on page 10.

                                PAST PERFORMANCE

Because the Fund has been in existence for less than one full calendar year, information on the Fund's performance is not provided in this section.

                               EXPENSE INFORMATION

As an investor, you pay certain fees and expenses in connection with your investment. The table shown below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES EXPRESSED
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
(Expenses that are deducted from Fund assets)

Management Fees                                  0.50%
Distribution and Service (12b-1) Fees (1)        None
Other Expenses (2) (3)                           0.87%
                                                 ----
Total Annual Fund Operating Expenses             1.37%
                                                 ----
Fee Waiver                                      (0.67%)
                                                 ----
Net Expenses (4)                                 0.70%
                                                 ====


(1) The Fund has adopted (but not implemented) a distribution and service plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to 0.50% of the Fund's average daily net assets. See "Investing in the Funds-- Distribution and Service (Rule 12b-1) Plans."
(2) "Other Expenses" include accounting and audit fees, administrative fees, custodian fees, transfer agent fees, legal fees, registration fees, printing fees and fees paid to The DLB Fund Group's independent Trustees.
(3) "Other Expenses" for the Enhanced Index Growth Fund are based on estimated amounts for the current fiscal year.
(4) The Manager has contractually agreed with the Fund to bear certain expenses for the current fiscal year to the extent that the Fund's Total Annual Fund Operating Expenses--other than brokerage commissions, hedging transaction fees and other investment related costs, extraordinary, non-recurring and certain other unusual expenses, such as litigation and other extraordinary legal expenses, securities lending fees and expenses, and transfer taxes--would otherwise exceed the percentages of the Fund's average daily net assets noted in the bottom line of the table. The Manager's expense agreement with the Fund may not be terminated prior to December 20, 2001. In addition, it will automatically continue for successive one-year periods unless either The DLB Fund Group or the Manager terminates the agreement by giving six months' written notice to the other party.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same, except that the expense reimbursement is reflected only for the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS
   $72          $368

Since the Fund does not impose any redemption fees, the figures shown would be the same whether or not you redeemed your shares at the end of a period.

DLB ENHANCED INDEX VALUE FUND

                              INVESTMENT OBJECTIVE

The investment objective of the DLB Enhanced Index Value Fund (the "Enhanced Index Value Fund") is to outperform the total return performance of its benchmark index, the Russell 1000 Value Index, while maintaining risk characteristics similar to those of the benchmark.

                         PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all (but no less than 65%) of its total assets in common stocks of companies included in the Fund's benchmark index. The Manager believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund's benchmark index while maintaining risk characteristics similar to the benchmark.

The Manager uses quantitative analysis to identify groups of stocks included within the Fund's benchmark index that the Manager believes will outperform OR underperform the index. The Manager identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company's valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, the Manager constructs a broadly diversified portfolio (the Fund will generally hold approximately 90% of the securities in the index) by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by the Manager in constructing the Fund's portfolio.

BENCHMARK INDEX: The Fund's benchmark index is the Russell 1000 Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than the growth universe.

                           PRINCIPAL INVESTMENT RISKS

There is no guarantee that the Fund will achieve its objective, and you could lose money on your investment. Furthermore, the Manager, despite using various investment and risk analysis techniques, may not achieve the results expected from an investment in the Fund.

The Enhanced Index Value Fund is subject to several risks, any of which could cause you to lose money. These include:

MARKET RISK: This is the risk that the price of a security or securities held by the Fund will fall due to changing economic, political or market conditions.

EQUITY SECURITIES RISK: Equity securities tend to be more volatile and riskier than some other investment options. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting the securities markets generally, an entire industry or sector or a particular company.

COMPANY RISK: Prices of securities react to the economic condition of the issuer. The Fund's investments in an issuer may rise and fall based on factors such as the issuer's actual and anticipated earnings, changes in management, and the potential for takeovers and acquisitions.

                           PRINCIPAL INVESTMENT RISKS

INVESTMENT STYLE RISK: Different equity investment styles (e.g., growth and value) go in and out of favor depending on market conditions. Therefore, this Fund's performance may be better or worse than other funds with different investment styles.

MANAGEMENT RISK: Whether or not the Fund succeeds in outperforming its benchmark index will depend on the Manager's ability to successfully determine which stocks in the index to overweight, underweight or avoid altogether.

PORTFOLIO TURNOVER RISK: Changes are made in the Fund's portfolio whenever the Manager believes such changes are desirable. Consequently, the Fund's portfolio turnover may be high. Increased portfolio turnover rates may result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in higher taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

You will find a more detailed discussion of these risks, and others that may affect your investment in the Funds, in the section entitled "Descriptions of Principal Investment Risks," beginning on page 10.

                                PAST PERFORMANCE

Because the Fund has been in existence for less than one full calendar year, information on the Fund's performance is not provided in this section.

                               EXPENSE INFORMATION

As an investor, you pay certain fees and expenses in connection with your investment. The table shown below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES EXPRESSED
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
(Expenses that are deducted from Fund assets)

Management Fees                                  0.50%
Distribution and Service (12b-1) Fees (1)        None
Other Expenses (2) (3)                           0.87%
                                                 ----
Total Annual Fund Operating Expenses             1.37%
                                                 ----
Fee Waiver                                      (0.67%)
                                                 ----
Net Expenses (4)                                 0.70%
                                                 ====

(1) The Fund has adopted (but not implemented) a distribution and service plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to 0.50% of the Fund's average daily net assets. See "Investing in the Funds-- Distribution and Service (Rule 12b-1) Plans."
(2) "Other Expenses" include accounting and audit fees, administrative fees, custodian fees, transfer agent fees, legal fees, registration fees, printing fees and fees paid to The DLB Fund Group's independent Trustees.
(3) "Other Expenses" for the Enhanced Index Value Fund are based on estimated amounts for the current fiscal year.
(4) The Manager has contractually agreed with the Fund to bear certain expenses for the current fiscal year to the extent that the Fund's Total Annual Fund Operating Expenses--other than brokerage commissions, hedging transaction fees and other investment related costs, extraordinary, non-recurring and certain other unusual expenses, such as litigation and other extraordinary legal expenses, securities lending fees and expenses, and transfer taxes--would otherwise exceed the percentages of the Fund's average daily net assets noted in the bottom line of the table. The Manager's expense agreement with the Fund may not be terminated prior to December 20, 2001. In addition, it will automatically continue for successive one-year periods unless either The DLB Fund Group or the Manager terminates the agreement by giving six months' written notice to the other party.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same, except that the expense reimbursement is reflected only for the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS
   $72          $368

Since the Fund does not impose any redemption fees, the figures shown would be the same whether or not you redeemed your shares at the end of a period.

DLB SMALL CAPITALIZATION VALUE FUND

                              INVESTMENT OBJECTIVE

The investment objective of the DLB Small Capitalization Value Fund (the "Small Cap Value Fund") is long-term capital appreciation primarily through investment in small to medium-size companies.

                         PRINCIPAL INVESTMENT STRATEGIES

MARKET CAPITALIZATION: Under normal circumstances, the Fund will invest substantially all (but no less than 65%) of its total assets in the securities of companies whose market capitalizations at the time of initial purchase by the Fund are included in the Russell 2000 Index. The range of capitalization of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease.

SECURITY SELECTION: In selecting securities for investment, the Manager considers common stocks of those companies that satisfy the Fund's market capitalization criteria and whose current prices do not adequately reflect, in the Manager's opinion, the ongoing business value of the underlying companies.

Using a core value investment strategy, the Manager finds companies that are out of favor with investors. The Fund's investment strategy focuses on bottom-up stock-picking using fundamental analysis, rather than market or economic forecasts. More specifically, the Fund invests in companies that the Manager believes possess one or more of the following characteristics:

o    Strong financials
o    Proven products or services
o    Dominant market share
o    Sustainable competitive advantage
o    Attractive valuation
o    Potential for improving margins
o    Potential for accelerating earnings


                           PRINCIPAL INVESTMENT RISKS

There is no guarantee that the Fund will achieve its objective, and you could lose money on your investment. Furthermore, the Manager, despite using various investment and risk analysis techniques, may not achieve the results expected from an investment in the Fund.

The Small Cap Value Fund is subject to several risks, any of which could cause you to lose money. These include:

MARKET RISK: This is the risk that the price of a security or securities held by the Fund will fall due to changing economic, political or market conditions.

EQUITY SECURITIES RISK: Equity securities tend to be more volatile and riskier than some other investment options. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting the securities markets generally, an entire industry or sector or a particular company.

COMPANY RISK: Prices of securities react to the economic condition of the issuer. The Fund's investments in an issuer may rise and fall based on factors such as the issuer's actual and anticipated earnings, changes in management, and the potential for takeovers and acquisitions.

SMALL COMPANY RISK: Investing in securities of small companies may involve greater risk than investing in more established companies. Often, small companies and the industries in which they are focused are still evolving, and they are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines and financial resources and less experienced management. Also, because they may have fewer securities outstanding and the frequency and volume of trading may be less, these securities may be less liquid than securities of larger companies. Consequently, their securities may be more volatile and have returns that vary, sometimes significantly, from the overall stock market.

INVESTMENT STYLE RISK: Different equity investment styles (e.g., growth and value) go in and out of favor depending on market conditions. Therefore, this Fund's performance may be better or worse than other funds with different investment styles.

NON-DIVERSIFICATION RISK: Because the Fund may invest its assets in a small number of issuers, the Fund is more susceptible than a diversified fund to any economic, political or regulatory event adversely affecting a particular issuer.

MANAGEMENT RISK: This is the risk that the Fund will underperform other funds with similar investment objectives due to poor investment decisions by the Manager.

You will find a more detailed discussion of these risks, and others that may affect your investment in the Funds, in the section entitled "Descriptions of Principal Investment Risks," beginning on page 10.

                                PAST PERFORMANCE

Because the Fund has been in existence for less than one full calendar year, information on the Fund's performance is not provided in this section.

                               EXPENSE INFORMATION

As an investor, you pay certain fees and expenses in connection with your investment. The table shown below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES EXPRESSED
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
(Expenses that are deducted from Fund assets)

Management Fees                                  0.70%
Distribution and Service (12b-1) Fees (1)        None
Other Expenses (2)(3)                            0.38%
                                                 ----
Total Annual Fund Operating Expenses             1.08%
Fee Waiver                                      (0.23%)
                                                 ----
Net Expenses (4)                                 0.85%
                                                 ====

(1) The Fund has adopted (but not implemented) a distribution and service plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to 0.50% of the Fund's average daily net assets. See "Investing in the Funds-- Distribution and Service (Rule 12b-1) Plans."
(2) "Other Expenses" include accounting and audit fees, administrative fees, custodian fees, transfer agent fees, legal fees, registration fees, printing fees and fees paid to The DLB Fund Group's independent Trustees.
(3) "Other Expenses" for the Small Cap Value Fund are based on estimated amounts for the current fiscal year.
(4) The Manager has contractually agreed with the Fund to bear certain expenses for the current fiscal year to the extent that the Fund's Total Annual Fund Operating Expenses--other than brokerage commissions, hedging transaction fees and other investment related costs, extraordinary, non-recurring and certain other unusual expenses, such as litigation and other extraordinary legal expenses, securities lending fees and expenses, and transfer taxes--would otherwise exceed the percentages of the Fund's average daily net assets noted in the bottom line of the table. The Manager's expense agreement with the Fund may not be terminated prior to December 20, 2001. In addition, it will automatically continue for successive one-year periods unless either The DLB Fund Group or the Manager terminates the agreement by giving six months' written notice to the other party.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same, except that the expense reimbursement is reflected only for the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS
   $87          $321

Since the Fund does not impose any redemption fees, the figures shown would be the same whether or not you redeemed your shares at the end of a period.

DESCRIPTIONS OF PRINCIPAL INVESTMENT RISKS

This section explains the principal investment risks associated with investments in the Funds. These risks are the primary reasons for possible decreases in the value of your investments in the Funds. The Fund summaries, on pages 1 to 9, identify which of these risks apply to each Fund. The types of risks and the extent to which they affect the value of your investment in the Funds may change over time, particularly as the types of investments made by the Funds change.

COMPANY RISK

A company's economic condition influences the prices of its securities. The price of any security held by any Fund may rise or fall for a number of reasons, including but not limited to the following:

o    management decisions
o    changes in management
o    changing demand for the company's goods or services
o    changes in or differences between actual and anticipated earnings
o    the potential for takeovers and acquisitions
o    increased production costs
o    stricter government regulations
o    a rating agency downgrade
APPLIES TO: ALL FUNDS

EQUITY SECURITIES RISK

All of the Funds invest primarily in equity securities. Equity securities are securities that represent an ownership interest (or the right to acquire an ownership interest) in a company. Although these types of securities offer greater potential for long-term growth, they are more volatile and more risky than some other forms of investment. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting the securities market generally, an entire industry or sector or a particular company. Therefore, the value of your investment in a Fund may decrease.
APPLIES TO: ALL FUNDS

MANAGEMENT RISK


The Manager has discretion to determine the investments made by each Fund and no Fund is passively managed. The Small Cap Value Fund may therefore underperform other funds with similar investment objectives due to poor investment decisions by the Manager. Likewise, the Enhanced Index Growth Fund and the Enhanced Index Value Fund may not outperform their respective benchmark indices due to the Manager's inability to successfully determine which stocks in the indices to overweight, underweight or avoid altogether. Therefore, a Fund's return may be lower from the performance of the index with which it is compared. APPLIES TO:
ALL FUNDS


MARKET RISK

The value of the securities held by the Funds may fall due to changing economic, political or market conditions, the general outlook for corporate earnings, changing interest rates, investor sentiment or disappointing earnings results. APPLIES TO: ALL FUNDS

NON-DIVERSIFICATION RISK

The Small Cap Value Fund is non-diversified, which means that it may invest a relatively high percentage of its assets in the securities of relatively few issuers. Investment in the securities of a limited number of issuers may increase the risk of loss to a Fund should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund therefore entails greater risks than investment in a diversified fund. APPLIES TO: SMALL CAP VALUE FUND

INVESTMENT STYLE RISK

Different equity investment styles (e.g., growth and value) go in and out of favor depending on market conditions. Therefore, there is a risk that a Fund may underperform other funds with different investment styles.

In addition, there are special risks investing in "value" stocks or stocks that are otherwise out of favor with investors. The factors causing a stock's unpopularity may continue longer than expected or may worsen. These factors may range from a drop in earnings expectations to a major business problem. As a result, the stock's value may drop, or it may not appreciate as the Manager expected. Furthermore, unpopular stocks involve the risk that even if a company experiences improved performance, the price of its stock may drop, or it may not rise in conjunction with the improvement in performance as the Manager expected.

As with investing in "value" stocks, there are special risks involved in investing in "growth" companies. The prices of growth company securities may fall to a greater extent than the overall equity markets due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume than value stocks. Growth companies, especially technology-related companies, have seen dramatic rises in stock valuations. Funds investing in these types of companies also are exposed to the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings.
APPLIES TO: ALL FUNDS

PORTFOLIO TURNOVER RISK

Changes are made in the Fund's portfolio whenever the Manager believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, the Fund's portfolio turnover may be high. Increased portfolio turnover rates may result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in higher taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.
APPLIES TO: ALL FUNDS EXCEPT THE SMALL CAP VALUE FUND

SMALL COMPANY RISK

The securities of mid cap, small cap and micro cap companies may change in value more abruptly than those of larger, more established companies because mid cap, small cap and micro cap companies are more likely to:

o    depend upon a single proprietary product or market niche,
o    have limited product lines, markets or financial resources,
o    depend on a limited management group,
o    have fewer, less liquid securities outstanding, and
o    have securities that trade less frequently and in limited volume.

In general, the securities of mid cap, small cap and micro cap companies are more sensitive to purchase and sale transactions. Therefore, the prices of those securities tend to be more volatile than the prices of securities of larger companies.

In many instances, the securities of mid cap, small cap and micro cap companies are traded only over-the-counter or on a regional securities exchange. Furthermore, the frequency and volume of their trading are substantially lower than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When disposing of these securities, a Fund may have to sell at discounts from quoted prices, settle for a less than satisfactory price, or make a series of small sales over an extended period of time.
APPLIES TO: SMALL CAP VALUE FUND

TEMPORARY DEFENSIVE POSITIONS

SMALL CAP VALUE FUND

The Small Cap Value Fund may, from time to time, take temporary defensive positions in securities convertible into common stocks, preferred stocks, high grade bonds, U.S. Government securities, money market instruments or other defensive issues in attempting to respond to adverse market, economic, political, or other conditions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

HOW THE FUNDS ARE MANAGED

THE MANAGER

Each Fund is advised and managed by its Manager, David L. Babson & Company Inc. Founded in 1940, the Manager provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies. As of June 30, 2000, the Manager had over $60 billion in assets under management. The Manager's principal locations are One Memorial Drive, Cambridge, Massachusetts 02142, and 1295 State Street, Springfield, Massachusetts 01111.

Under separate Management Contracts relating to each Fund, the Manager selects and reviews each Fund's investments and provides executive and other personnel for the management of The DLB Fund Group. The Manager carries out its duties subject to the policies adopted by The DLB Fund Group's Board of Trustees.

INVESTMENT ADVISORY FEES

Each Fund pays the Manager an investment management fee as follows:

                                     Management Fee
                                  (as a % of Average
Name of Fund                       Daily Net Assets)
----------------------------------------------------
Enhanced Core Growth Fund                0.50%
Enhanced Core Value Fund                 0.50%
Small Cap Value Fund                     0.70%


PORTFOLIO MANAGERS

ENHANCED INDEX GROWTH FUND, ENHANCED INDEX VALUE FUND:
The Enhanced Index Growth Fund and the Enhanced Index Value Fund are managed by David L. Babson & Company Inc.'s quantitative investment team.

SMALL CAP VALUE FUND: LANCE F. JAMES, Executive Vice President of the Manager, is primarily responsible for the day-to-day management of the Small Cap Value Fund. Mr. James has been employed by the Manager in portfolio management since 1986. He has been primarily responsible for the day-to-day management of the Fund since its inception. Mr. James is assisted in the day-to-day management of the Fund by a team of investment professionals at the Manager.

CERTAIN PERFORMANCE INFORMATION RELATED TO OTHER ACCOUNTS

SMALL CAP VALUE ACCOUNTS

The information presented below provides related performance information which may be useful to consider before investing in the Small Cap Value Fund. THE QUOTED PERFORMANCE DATA BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE SMALL CAP VALUE FUND AND SHOULD NOT BE INTERPRETED AS BEING INDICATIVE OF THE PAST OR FUTURE PERFORMANCE OF THE FUND. The expenses, timing of purchases and sales of portfolio securities, availability of cash flows, brokerage commissions, portfolio composition and investment policies of the Small Cap Value Fund, as well as any changes in market conditions, are all reasons that the performance results of the Fund may vary from the related performance results shown below.

In addition to serving as investment advisor to The DLB Fund Group, the Manager has also served, since August 1, 1991, as the investment manager of other accounts that have investment objectives, policies and strategies that are substantially similar (although not necessarily identical) to those of the Small Cap Value Fund (collectively, the "Small Cap Value Accounts"). Lance F. James, the Small Cap Value Fund's portfolio manager, has also been the portfolio manager of the Small Cap Value Accounts since 1991.

The performance information shown below is based on a composite of the Small Cap Value Accounts adjusted to give effect to the higher estimated fees and expenses of the Small Cap Value Fund (without giving effect to any expense waivers or reimbursements) during the 2001 fiscal year. The bar chart below illustrates the variability of returns achieved by the Manager for the Small Cap Value Accounts. The table following the bar chart compares the average annual total returns that the Manager achieved for the Small Cap Value Accounts over time to those of a broad-based securities market index.


                  1995     1996     1997     1998     1999
                  ----     ----     ----     ----     ----
                 17.82%   28.41%   31.34%   -5.69%    8.71%

Best Quarter: 2nd Quarter 1999, +17.34% Worst Quarter: 3rd Quarter 1998, -19.30% The Small Cap Value Accounts' year-to-date return through September 30, 2000 was 8.19%.

================================================================================
                          Average Annual Total Returns
                              For Similar Account*
                     For the periods ended December 31, 1999
================================================================================
                                                                         Since
                                                                       Inception
                            1 Year        3 Years        5 Years        (8/1/91)
--------------------------------------------------------------------------------
Small Cap Value              8.71%        10.43%         15.29%          17.40%
Accounts
Russell 2000
Value Index                 -1.49%         6.69%         13.14%          14.43%
================================================================================
* As of December 31, 1999, the Small Cap Value Accounts consisted of 21 accounts totaling approximately $1,215 million in assets.



The RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is a broad-based index that consists of the 2000 smallest securities in the Russell 3000 Index and is a commonly used measure of the stock performance of small and medium-size companies in the United States.


Unlike the Small Cap Value Fund, the Small Cap Value Accounts include accounts that are not registered under the Investment Company Act of 1940 and therefore are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by that Act. In addition, the Small Cap Value Accounts include accounts that are not subject to Subchapter M of the Internal Revenue Code, which imposes certain limitations on the investment operations of the Fund. If the Small Cap Value Accounts had all been registered under the 1940 Act, and subject to Subchapter M of the Code, their performance might have been adversely affected.

INVESTING IN THE FUNDS

HOW TO OPEN AN ACCOUNT

Before investing in a Fund you will need to open an account with The DLB Fund Group. You can open an account by completing and returning to The DLB Fund Group a signed account application. Account applications are available from The DLB Fund Group, whose address and toll free number are provided on the back of this prospectus.

When completing the application, please be sure to provide your social security number or taxpayer identification number on the application and designate the account(s) to which funds or securities may be transferred upon redemption. Designation of additional accounts or any change in the accounts originally designated must be made by you in writing, with the signature medallion guaranteed by a commercial bank, a member firm of a domestic securities exchange or one of certain other financial institutions.

HOW TO PURCHASE SHARES

You may purchase shares of each Fund directly from The DLB Fund Group on any day when the New York Stock Exchange ("NYSE") is open for business. The NYSE is closed on weekend days, most national holidays and Good Friday. Before placing an order for Fund shares, you should call the Manager at 1-877-766-0014, Attn:
The DLB Fund Group Coordinator.

PURCHASE PRICE: The purchase price of a share of a Fund is the net asset value next determined after your purchase order is received in good order. Generally, a purchase order is in good order if the Funds' Transfer Agent, Investors Bank & Trust Company ("IBT"), has received the consideration for the Fund shares before the relevant deadline, which is described below under "Purchases."

In most cases, if the Funds' Transfer Agent, IBT, does not receive the consideration before the relevant deadline, The DLB Fund Group will not consider the purchase to be in good order. This means that you must resubmit the purchase order and consideration on the following business day, unless IBT can credit the consideration to the account of a specific Fund. The Funds do not impose a sales charge on purchases.

MINIMUM INVESTMENT: The minimum initial investment in a Fund is $100,000, and the minimum for each subsequent investment is $10,000. If you open multiple accounts with The DLB Fund Group, you may aggregate your investments in the Funds to satisfy the minimum investment requirement. You may also satisfy the minimum initial investment requirement by making an initial investment of at least $25,000 in a Fund and investing the remainder of the $100,000 minimum initial investment within 12 months.

PURCHASES: You may purchase shares of a Fund utilizing the following methods:

     CASH (by wire transfer only). You must transmit all federal funds to IBT to Account No. 777777722 for the account of the specific Fund. ("Federal funds" are monies credited to IBT's account with the Federal Reserve Bank of Boston.) The deadline for wiring federal funds is 2:00 p.m. Eastern time.

     SECURITIES (only by transferring common stocks on deposit at The Depository Trust Company ("DTC"), or appropriate fixed income securities, which the Manager has determined are acceptable). In the case of an investment in-kind, you must place your securities on deposit at DTC by 4:00 p.m. Eastern time, the deadline for transferring those securities to the account designated by the custodian for the Funds (IBT).

The Manager will not accept securities, in exchange for Fund shares, unless:

o the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund. (The Manager will accept securities, in exchange for Fund shares, for investment only and not for resale.);
o you represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and
o the securities may be acquired under the investment restrictions applicable to the relevant Fund.

The Manager will value securities it accepts in exchange for Fund shares in accordance with the relevant Fund's procedures for valuation described under "How Share Price Is Determined" as of the time of the next determination of net asset value after acceptance. All dividends, interest, subscription or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the relevant Fund and must be delivered to The DLB Fund Group upon receipt by you from the issuer. If you purchase Fund shares in exchange for securities, you may, if you are subject to federal income taxation, recognize a gain or loss for federal income tax purposes, depending upon your basis in the securities tendered. In all cases, the Manager reserves the right to reject any particular investment.

     CASH AND SECURITIES. You will need to follow the above instructions for purchases made with a combination of cash and securities.

Purchases will be made in full and fractional shares of each Fund calculated to three decimal places. The DLB Fund Group will send to shareholders written confirmation (including a statement of shares owned) at the time of each transaction. The DLB Fund Group reserves the right at any time to reject an order.

HOW TO SELL SHARES

You may redeem Fund shares on any day when the NYSE is open for business.

The Funds will redeem their shares at a price equal to their net asset value per share next determined after IBT receives the redemption request in good order. A redemption request is in good order if it:

o includes the correct name in which shares are registered, your account number and the number of shares or the dollar amount of shares to be redeemed; and
o is signed correctly in accordance with the form of registration. (Persons acting in a fiduciary capacity, or on behalf of a corporation, partnership or trust, must specify, in full, the capacity in which they are acting.)

There is no redemption fee for any of the Funds.

REDEMPTION REQUESTS: You should send redemption requests to The DLB Fund Group. To help facilitate the timely payment of redemption proceeds, you should telephone the Manager at 1-877-766-0014, Attn: The DLB Fund Group Coordinator, at least two days before submitting a request.

PAYMENT OF REDEMPTION PROCEEDS: The DLB Fund Group will make payment on redemption as promptly as possible and in any event within seven days after IBT receives your redemption request in good order.

     CASH PAYMENTS. The DLB Fund Group will make cash payments generally by transfer of Federal funds for payment into your account the next business day following the redemption request.

     IN KIND. If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may instead pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund. The DLB Fund Group will transfer and deliver in-kind redemptions as you direct. The Fund will value securities used to redeem Fund shares in kind in accordance with the relevant Fund's procedures for valuation described under "How Share Price Is Determined." You generally will incur brokerage charges on the sale of any securities that you receive in payment of redemptions.

Each Fund may suspend the right of redemption and may postpone payment for more than seven days when the NYSE is closed for reasons other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the NYSE is restricted or during an emergency which makes it reasonably impracticable for the Fund to dispose of its securities or fairly determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

HOW SHARE PRICE IS DETERMINED

The DLB Fund Group determines the net asset value of a share of each Fund at 4:15 p.m., Eastern time, on each day that the NYSE is open. The DLB Fund Group does not accept orders or compute a Fund's net asset value on days when the NYSE is closed.

The DLB Fund Group determines the net asset value per share for a Fund by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund.

The DLB Fund Group values portfolio securities based on market value or, where market quotations are not readily available, based on fair value. More specifically, The DLB Fund Group values portfolio securities (including options and futures contracts) for which market quotations are available at the last quoted sale price, or, if there is no reported sale, at the closing bid price. The DLB Fund Group values securities traded in the over-the-counter market at the most recent bid price as obtained from one or more dealers that make markets in the securities. For portfolio securities that are traded both in the over-the-counter market and on one or more stock exchanges, The DLB Fund Group will value the securities according to the broadest and most representative market. The DLB Fund Group values unlisted securities for which market quotations are not readily available at the most recent quoted bid price. Short-term debt securities with a remaining maturity of 60 days or less will be valued at amortized cost, unless conditions dictate otherwise. Other assets for which no quotations are readily available are valued at fair value as determined in good faith in accordance with procedures adopted by The DLB Fund Group's Board of Trustees. Determination of fair value will be based upon those factors that are deemed relevant under the circumstances, including the financial condition and operating results of the issuer, recent third party transactions (actual or proposed) relating to such securities and, in extreme cases, the liquidation value of the issuer. The use of fair value pricing by the Funds may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values.

FOREIGN SECURITIES: Because of time zone differences, foreign exchanges and securities markets will usually be closed before the closing of the NYSE. Therefore, The DLB Fund Group will determine the value of foreign securities as of the closing of those exchanges and securities markets. Events affecting the values of foreign securities, however, may occasionally occur between the closings of such exchanges and securities markets and the time a Fund determines its net asset value. If an event materially affecting the value of foreign securities occurs during this period, then The DLB Fund Group will value such securities at fair value as determined in good faith in accordance with procedures adopted by the Trustees. In addition, the Funds may hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not accept orders or price their shares. As a result, the value of any such securities held by a Fund may change on days when you will not be able to purchase or redeem the Fund's shares.

The prices of foreign securities are quoted in foreign currencies. The DLB Fund Group converts the values of foreign currencies into U.S. dollars at the rate of exchange prevailing at the time it determines net asset value. Changes in the exchange rate, therefore, will affect the net asset value of shares of a Fund even when there has been no change in the values of the foreign securities measured in terms of the currency in which they are denominated.

DISTRIBUTION AND SERVICE(RULE 12B-1) PLANS

The DLB Fund Group has adopted, but not yet implemented, a distribution and service plan for each Fund (each, a "Plan") under Rule 12b-1 of the Investment Company Act of 1940. The purposes of a Plan, if implemented, would be to compensate and/or reimburse investment dealers and other persons for services provided and expenses incurred in promoting sales of shares, to reduce redemptions or to improve services provided to shareholders by such dealers and other persons. Each Plan would permit a Fund to pay an annual asset-based charge of up to 0.50% for these purposes, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plan for such periods as they may determine. Subject to these limitations, the Trustees would determine the amount of payments under each Plan, and the specific purposes for which they were made.

PRINCIPAL UNDERWRITER

Babson Securities Corp. ("BSC") serves as the principal underwriter of each Fund. In its capacity as principal underwriter, BSC solicits applications for the purchase of shares of each Fund and may assist investors in transmitting applications to each Fund or its agent. BSC does not, however, buy or sell or accept orders for the purchase or sale of shares of any Fund.

DISTRIBUTIONS

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments and net short-term capital gains). Each Fund also intends to distribute substantially all of its net realized long-term capital gains, if any, after giving effect to any available capital loss carryovers. The policy of each Fund is to declare and pay distributions of its net investment income at least annually. Each Fund also intends to distribute realized net short-term capital gains and net long-term capital gains at least annually.

Each Fund will pay all dividends and/or distributions in shares of the relevant Fund, at net asset value, unless you elect to receive cash. You may make this election by marking the appropriate box on the application form or by writing to The DLB Fund Group.

TAXES

The following is a general summary of the federal income tax consequences for the Funds and shareholders who are U.S. citizens or residents or domestic corporations. You should consult your own tax advisor about the tax consequences of investments in a Fund in light of your particular tax situation. You should also consult your own tax advisor about consequences under foreign, local or other applicable tax laws.

Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund itself will not pay federal income tax on the income and gain distributed annually to its shareholders. Distributions of ordinary income and short-term capital gains, whether received in cash or reinvested shares, will be taxable as ordinary income to shareholders subject to federal income tax. Designated distributions of long-term capital gains are taxable as such, regardless of how long a shareholder may have owned shares in the Fund or whether the distributions are received in cash or in reinvested shares.

Distributions are taxable to a shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder).

The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise, the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term capital loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. Any loss recognized on the sale or disposition of shares of the Fund held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares of the Fund. All or a portion of any loss realized upon a taxable disposition of a Fund's shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

The DLB Fund Group will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

FOREIGN WITHHOLDING TAXES: The investments of a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Funds' yields on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Funds' investments in foreign securities or foreign currencies may increase or accelerate the Funds' recognition of ordinary income and may affect the timing or amount of the Funds' distributions.

APPENDIX

ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment transactions and practices, in addition to the Funds' principal investment strategies described in the section entitled "About the Funds." These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of The DLB Fund Group without the consent of shareholders. Some of the more significant practices and associated risks are discussed below. You will find additional information about the Funds' investment policies and associated risks in the Statement of Additional Information.

CASH RESERVES

Each Fund generally intends to stay fully invested in the types of securities that represent its principal investment strategies. However, each Fund may hold a portion of its assets in cash, money market instruments or other high-quality short-term debt obligations readily changeable to cash, such as treasury bills, commercial paper or repurchase agreements, at the discretion of the Manager to provide for expenses and anticipated redemption payments and to carry out an orderly investment program in accordance with the Fund's investment policies.

CHANGE IN CAPITALIZATION /
CHANGE IN CREDIT RATING

At the time of making an investment, the principal investment strategies of the Small Cap Value Fund generally limit investments by the Fund to issuers that meet certain market capitalization requirements. However, once the initial investment has complied with the market capitalization requirements, the Fund may continue to hold, and may even add to its holdings of, securities of companies whose market capitalizations later exceed the specified maximum (or fail to meet minimum) capitalization.

CHANGES TO INVESTMENT OBJECTIVES

Except for policies identified as "fundamental" in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of each Fund without shareholder approval. Any such change may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objective or policies through a revised prospectus or other written communication.

DERIVATIVES

In managing the Enhanced Index Growth Fund and the Enhanced Index Value Fund, the Manager may use derivatives to establish a position in the equity securities markets as a temporary substitute for purchasing or selling particular securities. Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset or index. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets and indices. In addition, a Fund's use of derivatives may affect the timing and amount of taxes payable by shareholders.

STATEMENT OF ADDITIONAL INFORMATION

In the Statement of Additional Information you will find a list of fundamental and non-fundamental investment restrictions applicable to the Funds. The Statement of Additional Information also describes the following investment techniques and practices that may be used by the Funds, as indicated on the following page:

     o   Money Market Instruments
     o   Preferred Stocks
     o   Convertible Securities
     o   When-Issued Securities
     o   Restricted / Illiquid Securities
     o   Repurchase Agreements
     o   Portfolio Turnover
     o   Lending of Portfolio Securities
     o   Derivatives
     o   Warrants and Rights
     o   REITs
     o   Foreign Securities
     o   Investment Companies
     o   Financial Futures
     o   Options

                               THE DLB FUND GROUP
                               ONE MEMORIAL DRIVE
                         CAMBRIDGE, MASSACHUSETTS 02142



LEARNING MORE ABOUT THE FUNDS

You can learn more about the Funds in The DLB Fund Group by reading the STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI is available free upon request. The SAI includes additional information about each Fund's investment policies, risks and operations. The SAI is incorporated by reference into this Prospectus (WHICH MEANS IT IS LEGALLY CONSIDERED A PART OF THIS PROSPECTUS).

HOW TO OBTAIN MORE INFORMATION

FROM THE DLB FUND GROUP: You may request information about the Funds (including the SAI) or make shareholder inquiries by any of the following methods:

     BY REGULAR MAIL OR OVERNIGHT COURIER
         The DLB Fund Group
         c/o David L. Babson & Company Inc.
         Marketing Department
         Attention: The DLB Fund
                    Group Coordinator
         One Memorial Drive
         Cambridge, Massachusetts 02142

     BY TELEPHONE
         1-877-766-0014
         Call for account or Fund information
         Monday through Friday 9 a.m. to 5 p.m.
         (Eastern time).

     BY TELEFAX
         1-617-494-1511

FROM THE SEC: Information about the Funds (including the SAI) can be reviewed and copied at the SEC's public reference room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also make an electronic request at: publicinfo@sec.gov or write to: SEC, Public Reference Section, Washington, D.C., 20549-0102. A fee will be charged for making copies.

Investment Company Act File Number 811-08690

                             SUBJECT TO COMPLETION
     PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 23, 2000



                               THE DLB FUND GROUP


                         DLB ENHANCED INDEX GROWTH FUND
                          DLB ENHANCED INDEX VALUE FUND
                       DLB SMALL CAPITALIZATION VALUE FUND



                       STATEMENT OF ADDITIONAL INFORMATION


                                December 18, 2000


         This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus of The DLB Fund Group dated December 18, as amended from time to time, and should be read in conjunction therewith. Each reference to the term "Prospectus" in this Statement of Additional Information shall mean The DLB Fund Group's prospectus relating to the DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund and DLB Small Capitalization Value Fund (collectively, the "Funds").

         A copy of the Prospectus may be obtained free of charge by writing The DLB Fund Group, c/o David L. Babson & Company Inc., Marketing Department,
Attention: The DLB Fund Group Coordinator, One Memorial Drive, Cambridge, Massachusetts 02142, or by telephoning 1-888-722-2766.


THE INFORMATION CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES WHERE THE OFFER IS NOT PERMITTED.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS........................1

INVESTMENT RESTRICTIONS........................................................1

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS.................................3

MANAGEMENT OF THE TRUST........................................................7

INVESTMENT ADVISORY AND OTHER SERVICES........................................10

ADDITIONAL INVESTMENT PRACTICES OF THE FUNDS..................................12

ADDITIONAL INVESTMENT PRACTICES OF THE FUNDS--FUTURES AND OPTIONS.............21

PORTFOLIO TRANSACTIONS........................................................26

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES..............................28

INVESTMENT PERFORMANCE........................................................30

DETERMINATION OF NET ASSET VALUE..............................................33

             INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS

         The investment objective and principal investment strategies and risks of each of the DLB Enhanced Index Growth Fund (the "Enhanced Index Growth Fund"), DLB Enhanced Index Value Fund (the "Enhanced Index Value Fund"), and DLB Small Capitalization Value Fund (the "Small Cap Value Fund") (each a "Fund," and collectively the "Funds") of The DLB Fund Group (the "Trust") are set forth in the Prospectus. This Statement of Additional Information includes additional information on those investment strategies and risks and on other strategies in which the Funds may engage and the risks associated with such strategies.


                             INVESTMENT RESTRICTIONS

         Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund:

                  (1) Borrow money in excess of 33% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks for temporary, extraordinary or emergency purposes, except that the Fund may borrow through reverse repurchase agreements or dollar rolls up to 33% of the value of the Fund's total assets. Such borrowings (other than borrowings relating to reverse repurchase agreements and dollar rolls) will be repaid before any investments are purchased.

                  (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

                  (3) Purchase or sell real estate (including real estate limited partnerships), although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, securities which represent interests in real estate and securities which are secured by interests in real estate, and the Fund may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as holder of debt obligations secured by real estate or interests therein or for use as office space for the Fund.

                  (4) Make loans, except by purchase of debt obligations (including non-publicly traded debt obligations), by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of the Fund's assets in the case of each Fund.

                  (5) Issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. (The Funds have no intention of issuing senior securities except as set forth in Restriction 1 above.)

                  (6) Invest 25% or more of the value of its total assets in securities of issuers in any one industry. (Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities are not considered to represent industries.)

                  (7) Purchase or sell commodities or commodity contracts, including futures contracts, except that each Fund may purchase and sell futures contracts, options (including options on commodities and commodity contracts) and other financial instruments and may enter into foreign exchange transactions.


                  (8) Other than the Small Cap Value Fund, either (i) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities and repurchase agreements relating thereto), although up to 25% of the Fund's total assets may be invested without regard to this restriction or (ii) purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund.


         Restrictions (1) through (8) above are deemed to be "fundamental" investment policies.

         In addition, it is contrary to the present policy of each Fund to:

                  (a) Invest in (i) securities which at the time of such investment are not readily marketable, (ii) securities the disposition of which is restricted under federal securities laws, excluding restricted securities that have been determined by the Trustees of the Trust (or the person designated by them to make such determination) to be readily marketable, and (iii) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in securities described in (i), (ii) and (iii) above.

         Unlike Restrictions (1) through (8) above, Restriction (a) above is deemed to be a "non-fundamental" investment policy of the applicable Funds and therefore may be changed by the Trust's Trustees without shareholder approval.

         Except as otherwise indicated in Restriction (1) or Restriction (a) above, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

         The phrase "shareholder approval," as used in the Prospectus, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


                 INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

         The tax status of each Fund and the distributions that it may make are summarized in the Prospectus under the headings "Distributions" and "Taxes." Each Fund intends to pay out substantially all of its ordinary income and net short-term capital gains, and to distribute substantially all of its net capital gain, if any, after giving effect to any available capital loss carry-over. Net capital gain is the excess of net long-term capital gain over net short-term capital loss.

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or firm commitments) derived with respect to its business of investing in such stock, securities or currencies;
(b) distribute at least 90% of its dividend, interest and certain other income (including, in general, short-term capital gains) each year; and (c) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as a Fund qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

         If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for taxation as a regulated investment company.

         In general, all dividends derived from ordinary income and short-term capital gain are taxable to investors as ordinary income (subject to special rules concerning the availability of the dividends-received deduction for corporations) and distributions of long-term capital gains are taxable to investors as such, regardless of how long a shareholder may have owned shares in the relevant Fund or whether such distributions are received in shares or cash. Tax exempt organizations or entities will generally not be subject to federal income tax on dividends or distributions from a Fund, except certain organizations or entities, including private foundations, social clubs, and others, which may be subject to tax on dividends or capital gains. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

         Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Distributions are taxable to a shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder). A distribution paid to shareholders in January generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distribution in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.

         If a Fund engages in certain transactions, such as firm commitments and hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income, defer losses, cause adjustments in the holding periods of the Fund's securities and convert short-term capital gains or losses into long-term capital gains or losses. Such transactions may therefore affect the amount, timing and character of distributions to shareholders.

         A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income and gains not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

         Each Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

         Investment by a Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on distributions received from, or the sale of its investment in, such a company, which tax could not be eliminated by making distributions to Fund shareholders. To avoid this treatment, a Fund may elect to mark to market annually all of its stock in a passive foreign investment company. Alternatively, if a Fund elects to treat a passive foreign investment company as a "qualified electing fund," different rules would apply, although the Funds do not currently expect to be in the position to make such elections.

         The dividends-received deduction for corporations will generally apply to a Fund's dividends paid from investment income to the extent derived from dividends received by the Fund from domestic corporations that would be entitled to such deduction in the hands of the Fund if it were a regular corporation. A corporate shareholder will only be eligible to claim a dividends-received deduction with respect to a dividend from the Fund if the shareholder held its shares on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date. The dividends-received deduction is not available to Subchapter S corporations.

         BACK-UP WITHHOLDING. The back-up withholding rules set forth below do not apply to tax exempt entities or corporations that furnish the Trust with an appropriate certification. For other shareholders, however, the Trust is generally required to withhold and remit to the U.S. Treasury 31% of all distributions, whether distributed in cash or reinvested in shares, and 31% of the proceeds of any redemption paid or credited to the shareholder's account if an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). The back-up withholding is not an additional tax and is creditable against a shareholder's tax liability. Special withholding rules, described below, may apply to foreign shareholders.

         FOREIGN WITHHOLDING TAXES. Certain of the Funds that invest in foreign securities may be subject to foreign withholding taxes on income and gains derived from foreign investments. Such taxes would reduce the yield on the Fund's investments, but, as discussed below, may be taken as either a deduction or a credit by U.S. investors if the Fund makes the election described below.


         If, at the end of the fiscal year, more than 50% of the total assets of any Fund are comprised of stock or securities of foreign corporations, the Trust intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such cases, the amount of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including with respect to a foreign tax credit, a holding period requirement). Shareholders of any of the Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph. Organizations that are exempt from U.S. taxation will not be affected by the election described above.

         WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS. Dividend distributions (including in general distributions derived from short-term capital gains, dividends and interest) are in general subject to a U.S. withholding tax of 30% when paid to a non-resident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are residents in a country, such as the United Kingdom, that has an income tax treaty with the United States may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net long-term capital gains to a foreign shareholder and any gain realized upon the sale of Fund shares by such a shareholder will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 183 days during the taxable year, and certain other conditions apply. Foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder, however, will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and may also be subject to a branch profits tax. Again, foreign shareholders that are residents in a country with an income tax treaty with the United States may obtain different tax results and all foreign investors are urged to consult their tax advisors.

         NEW WITHHOLDING TAX RULES FOR PAYMENTS AFTER 2000. The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made on or after January 1, 2001 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisors with respect to the potential application of these new regulations.


                             MANAGEMENT OF THE TRUST

         Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by David L. Babson & Company Inc. (the "Manager"). The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

TRUSTEES
--------

         CHARLES E. HUGEL, age 72, serves as a Director of Eldorado Bancshares, Inc., a commercial bank holding company. He is also past Chairman of the Board of Trustees of Lafayette College. Mr. Hugel is the former Chairman of Asea Brown Boveri Inc., which principally engages in the manufacture of electrical equipment and the generation, transmission, distribution and transportation of power systems, the former Chairman, President and Chief Executive Officer of Combustion Engineering, Inc. and a former Executive Vice President of American Telephone and Telegraph Company. Mr. Hugel is also a former director of Eaton Corp. (industrial and electronic products) and Pitney Bowes Inc. (office products and services).


         *KEVIN M. MCCLINTOCK, age 39, is an Executive Vice President and Director of the Manager. He is the former Director of Equities and Fixed Income of The Dreyfus Corporation, which is an investment manager, and a Managing Director of Aeltus, an investment manager subsidiary of Aetna, which is a provider of insurance and financial services.

         RICHARD A. NENNEMAN, age 71, is the former Editor-in-Chief of The Christian Science Monitor and a former Senior Vice President of Girard Bank. He currently serves as a member of the boards of various civic associations.


         RICHARD J. PHELPS, age 72, is the Chairman and Chief Executive Officer of Phelps Industries, Inc., a manufacturer of pet and consumer products. He is also the director of Superior Pet Products, U.K., a manufacturer of rawhide dog treats; a director of Brisbane Bandits Baseball Company, which operates an Australian baseball team; a director of Bio-Comp Corp., a manufacturer of fertilizer; and a director of Babson-Stewart Ivory International, an open-end investment company.

* Trustee who is or may be deemed to be an "interested person" (as such term is defined in the 1940 Act) of the Trust or the Manager.

OFFICERS
--------

         FRANK L. TARANTINO, age 56, President, is Executive Vice President, Chief Operating Officer and Director of the Manager. Mr. Tarantino is also the Director, President, Treasurer and Clerk of Babson Securities Corp., the principal underwriter of the Trust. Before joining the Manager, Mr. Tarantino was President of Liberty Securities Corporation from 1994 to 1997.

         DEANNE B. DUPONT, age 46, Treasurer, is Senior Vice President of the Manager.

         LANCE F. JAMES, age 46, Vice President, is an Executive Vice President and Director of the Manager.

         MARY WILSON KIBBE, age 46, Vice President, is an Executive Vice President of the Manager. From 1997 through 1999, Ms. Kibbe was an Executive Director of Massachusetts Mutual Life Insurance Company ("MassMutual"), a company with which she had been associated since 1982.


         JOHN E. DEITELBAUM, age 32, Clerk, is Counsel of the Manager and Second Vice President and Associate General Counsel of MassMutual (since 2000). Mr. Deitelbaum is also Assistant Clerk of Babson Securities Corp., the principal underwriter of the Trust. Previously Mr. Deitelbaum was Vice President and General Counsel of the Manager (1998-1999), Counsel of MassMutual (1996-1998) and an associate at the law firm of Day Berry & Howard (1993-1996).


         The mailing address of each of the officers and Trustees is c/o David
L. Babson & Company Inc., One Memorial Drive, Cambridge, Massachusetts 02142.

         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they may have held different positions with such employers.

TRUSTEE COMPENSATION
--------------------


         The Trust pays each Trustee who is not an "interested person" of the Trust a fee for his services. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to Trustees of other mutual fund complexes. The fees paid to each Trustee by the Trust for the fiscal year ended October 31, 1999, are shown below:


                                                       Total Compensation from
                         Aggregate Compensation        Registrant and Fund
Name Of Trustee          from Registrant*              Complex Paid to Trustees
---------------          ----------------              ------------------------
Charles E. Hugel            $10,250                           $10,250
Richard A. Nenneman         $10,250                           $10,250
Richard J. Phelps           $10,250                           $10,250
Kevin M. McClintock         $0                                $0

----------------------


* Includes an annual retainer and an attendance fee for each meeting attended. The DLB Fund Group changed its fiscal year end in 1999 from December 31 to October 31. Accordingly, figures shown for 1999 are for a ten-month period only. Commencing on January 1, 2000, the annual retainer payable by the Trust to each of the independent Trustees was increased to $16,000 and the per meeting fee was set at $1,000.


CODE OF ETHICS
--------------

The Trust, the Manager, and Babson Securities Corporation, the principal underwriter of the Funds ("BSC"), have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.


                     INVESTMENT ADVISORY AND OTHER SERVICES

MANAGEMENT CONTRACTS
--------------------

         The Manager has its principal locations at One Memorial Drive, Cambridge, Massachusetts 02142, and 1295 State Street, Springfield, Massachusetts 01111. The Manager is a wholly owned subsidiary of DLB Acquisition Corp., a holding company that is a majority-owned subsidiary of MassMutual Holding Trust I, which in turn is a holding company and wholly owned subsidiary of MassMutual Holding Company, a holding company and a wholly owned subsidiary of MassMutual, a mutual life insurance company. MassMutual also currently owns more than 25% of the outstanding shares of each of the Funds and therefore is deemed to "control" each such Fund within the meaning of the 1940 Act.

         Under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, and subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost to the Manager, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

         As disclosed in the Prospectus, each of the Funds pays the Manager a monthly fee at the annual rate of the relevant Fund's average daily net assets set forth therein. In addition, the Manager has agreed to bear certain expenses through December 20, 2001, to the extent each of the Fund's annual expenses (including the management fee, but excluding brokerage commissions, hedging transaction fees and other investment related costs, extraordinary, non-recurring and certain other unusual expenses, such as litigation expenses and other extraordinary legal expenses, securities lending fees and expenses, and transfer taxes) would exceed the percentage of the Fund's average daily net assets set forth in the Prospectus.

         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. Each Management Contract also provides that in the event the Manager ceases to be the manager of any Fund, the right of the Fund or the Trust to use the identifying name "DLB" may be withdrawn.

         Each Management Contract has an initial two-year term and will continue in effect thereafter indefinitely so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority (or one, if there is only one) of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

PRINCIPAL UNDERWRITER
---------------------


         Babson Securities Corp. ("BSC"), a wholly owned subsidiary of the Manager, serves as the principal underwriter of the Funds. As described in the Prospectus, BSC solicits applications for the purchase of shares of the Funds and may assist investors in transmitting applications to the Funds or their agent as part of the Funds' continuous offering of their shares. During the fiscal year ended October 31, 1999, BSC did not receive any compensation from the Funds or the Trust for serving as principal underwriter of the Funds. BSC's principal business address is One Memorial Drive, Cambridge, Massachusetts 02142.

CUSTODIAL ARRANGEMENTS
----------------------

         Investors Bank & Trust Company ("IBT") serves as the Trust's custodian on behalf of the Funds. As such, IBT holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. IBT also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

TRANSFER AGENT/ADMINISTRATOR
----------------------------

         In addition to serving as the Trust's custodian, IBT serves as the Trust's transfer agent and dividend disbursing agent on behalf of the Funds. IBT, under the terms of an administration agreement with the Trust, also provides certain services to the Trust, including among others, assisting the Trust in the following respects: (a) monitoring portfolio compliance, (b) performing quarterly testing to establish each Fund's qualification as a regulated investment company for tax purposes, and (c) maintaining effective Blue Sky notification filings for states in which the Trust intends to solicit sales of Fund shares.

INDEPENDENT PUBLIC ACCOUNTANTS
------------------------------

         Deloitte & Touche LLP is the Trust's independent public accountant, providing audit services and assistance and consultation in connection with tax returns and the reviewing of various filings with the Securities and Exchange Commission (the "SEC").


                  ADDITIONAL INVESTMENT PRACTICES OF THE FUNDS

         As noted in the Prospectus, each Fund may, in pursuing its investment objective, engage in investment techniques and practices in addition to the Fund's principal investment strategies. The following discussion provides more detailed information about certain of these additional, non-principal investment techniques and practices.

         MONEY MARKET INSTRUMENTS. Each Fund may invest in money market securities. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. Government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.

         U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government Securities. These include obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         BANK OBLIGATIONS. Each Fund may invest in bank obligations. These include certificates of deposit, time deposits and bankers' acceptances. Time deposits, other than overnight deposits, may be subject to withdrawal penalties and if so they are deemed "illiquid" investments. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         COMMERCIAL PAPER. Each Fund may invest in commercial paper, which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Each Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement.

         PREFERRED STOCKS. Each Fund may buy preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Each Fund may purchase fixed-income convertible securities, such as bonds or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed-income stream (generally higher in yield than the income from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer. While convertible securities are a form of debt security in many cases, their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents."

         WHEN-ISSUED SECURITIES. Each Fund may purchase or sell securities on a "when-issued," delayed delivery or on a forward commitment basis ("forward contracts"). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price. A Fund may use forward contracts to manage interest rate exposure, as a temporary substitute for purchasing or selling particular debt securities, or to take delivery of the underlying security rather than closing out the forward contract.

         RESTRICTED/ILLIQUID SECURITIES. Each Fund may hold up to, but not more than, 15% of its net assets in "illiquid securities," which are securities that are not readily marketable, including securities whose disposition is restricted by contract or under federal securities laws; provided, that in circumstances where fluctuations in value result in the Fund's investment in illiquid securities constituting more than 15% of the current value of its net assets, the Fund will take reasonable steps to reduce its investments in illiquid securities until such investments constitute no more than 15% of the Fund's net assets. A Fund may not be able to dispose of such securities in a timely fashion and for a fair price, which could result in losses to the Fund. In addition, illiquid securities are generally more difficult to value.

         PORTFOLIO TURNOVER. Although portfolio turnover is not a limiting factor with respect to investment decisions for the Funds, the Small Cap Value Fund expects to experience relatively modest portfolio turnover rates. It is anticipated that under normal circumstances the annual portfolio turnover rate of that Fund will not exceed 100%. However, in any particular year, market conditions may result in greater turnover rates than the Manager currently anticipates for the Small Cap Value Fund. The Manager will, however, make changes to the portfolios of the Enhanced Index Growth Fund and the Enhanced Index Value Fund whenever the Manager believes such changes are desirable and, consequently, anticipates that each such Fund's portfolio turnover may be high. Portfolio turnover may involve brokerage commissions and other transaction costs, which the relevant Fund will bear directly, and could involve realization of capital gains that would be taxable when distributed to shareholders. To the extent that portfolio turnover results in realization of net short-term capital gains, such gains ordinarily are taxed to shareholders at ordinary income tax rates. See the "Taxes" section of the Prospectus and "Portfolio Transactions" in this Statement of Additional Information for additional information.

         REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. Under repurchase agreements, a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Repurchase transactions afford an opportunity for a Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default on its obligation to pay the agreed-upon sum on the redelivery date. Default may subject a Fund to expenses, delays and risks of loss. Repurchase agreements entered into with foreign brokers, dealers and banks involve additional risks similar to those of investing in foreign securities. For a discussion of these risks, see the discussions of foreign issuer risk and foreign currency risk below.

         LENDING OF PORTFOLIO SECURITIES. Each Fund may make secured loans of portfolio securities on up to 33% of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, a Fund may make loans of portfolio securities only to parties that the Manager or Subadvisor believes have relatively high credit standing. Securities loans are made pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest the cash collateral received or may receive a fee from the borrower. All investments of cash collateral by a Fund are for the account and risk of the Fund. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice. The Fund may also call such loans in order to sell the securities involved. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees.

         DERIVATIVES. Certain of the instruments in which the Funds may invest, such as mortgage-backed securities and indexed securities, are considered to be "derivatives." Derivatives are financial instruments whose values depend upon, or are derived from, the value of an underlying asset, such as a security or currency. The use of such instruments may result in a higher amount of short-term capital gains (taxed at ordinary income tax rates) than would result if the Funds did not use such instruments.

         WARRANTS AND RIGHTS. Each Fund may invest in warrants and rights. A warrant typically gives the holder the right to purchase underlying stock at a specified price for a designated period of time. Warrants may be a relatively volatile investment. The holder of a warrant takes the risk that the market price of the underlying stock may never equal or exceed the exercise price of the warrant. A warrant will expire without value if it is not exercised or sold during its exercise period. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends, and have no rights to the assets of the issuer.

         REAL ESTATE INVESTMENT TRUSTS. Real estate investment trusts ("REITs") that may be purchased by a Fund include equity REITs, which own real estate directly, mortgage REITs, which make construction, development or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Equity REITs will be affected by, among other things, changes in the value of the underlying property owned by the REITs, while mortgage REITs will be affected by, among other things, the value of the properties to which they have extended credit.

         Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks and social and economic trends. In addition, REITs are dependent upon the skill of each REIT's management.

         A Fund could, under certain circumstances, own real estate directly as a result of a default on debt securities it owns or from an in-kind distribution of real estate from a REIT. Risks associated with such ownership could include potential liabilities under environmental laws and the costs of other regulatory compliance. If the Fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company and thus its ability to avoid taxation on its income and gains distributed to its shareholders. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Code and/or to maintain exempt status under the 1940 Act. If a Fund invests in REITs, investors would bear not only a proportionate share of the expenses of the Fund, but also, indirectly, expenses of the REITs.

         FOREIGN SECURITIES. Each Fund is permitted to invest in foreign securities, including securities in emerging markets. If a Fund's securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board of Trustees or its delegate under applicable rules adopted by the SEC.

         Foreign securities include debt, equity and hybrid instruments, obligations and securities of foreign issuers, including governments of countries other than the United States and companies organized under the laws of countries other than the United States, companies that have their primary business carried on outside the United States and companies that have their principal securities trading market outside the United States. Foreign securities also include securities of foreign issuers (i) represented by American Depositary Receipts ("ADRs") or (ii) sponsored or unsponsored Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") to the extent they come available.

         ADRs are receipts typically issued by a United States bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally,

ADRs in registered form are designed for use in the United States securities markets. Each Fund may invest in ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted and are subject to many of the risks associated with owning the underlying foreign security. The Funds will treat the underlying securities of an ADR as the investment for purposes of its investment policies and restrictions.

         GDRs and EDRs are typically issued by foreign depositaries and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored GDRs and EDRs generally bear all the costs associated with establishing them. The depositary of an unsponsored GDR or EDR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the GDR or EDR holders any voting rights with respect to the securities or pools of securities represented by the GDR or EDR. GDRs and EDRs also may be denominated in a currency different from the currency in which the underlying securities are denominated. Registered GDRs and EDRs are generally designed for use in U.S. securities markets, while bearer form GDRs and EDRs are generally designed for non-U.S. securities markets. The Funds will treat the underlying securities of a GDR or EDR as the investment for purposes of its investment policies and restrictions.

         Investments in foreign securities involve special risks and considerations. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. For example, foreign markets have different clearance and settlement procedures. Delays in settlement could result in temporary periods when assets of a Fund are uninvested. The inability of a Fund to make intended security purchases due to settlement problems could cause it to miss certain investment opportunities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States; thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

         A number of current significant political, demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. Such developments include dramatic political changes in government and economic policies in several Eastern European countries and the republics composing the former Soviet Union, as well as the unification of the European Economic Community. The course of any one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services are uncertain. Similar considerations are of concern with respect to developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Management seeks to mitigate the risks associated with these considerations through active professional management.

         In addition to the general risks of investing in foreign securities, investments in emerging markets involve special risks. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in values of the portfolio securities, decrease in the level of liquidity in a Fund's portfolio, or, if a Fund has entered into a contract to sell the security, possible liability to the purchaser. Certain markets may require payment for securities before delivery, and in such markets a Fund bears the risk that the securities will not be delivered and that the Fund's payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to that Fund of any restrictions on investments.

         Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of a Fund.

         INVESTMENT COMPANIES. The Funds may invest in investment companies. Investment companies include the category of investments commonly known as mutual funds. An open-end investment company is a fund that redeems its shares on a daily basis, while a closed-end investment company is a fund that does not redeem its shares on a daily basis. An investment in a closed-end investment company may be less liquid than an investment that can be sold any time a Fund holding such an investment decides to sell. Since the value of an investment company is based on the value of the individual securities it holds, an investment company's value will fall if the value of its underlying securities declines. As a shareholder of an investment company, a Fund will bear its ratable share of the investment company's expenses, including management fees, and will remain subject to the investment company's advisory and administration fees with respect to the assets so invested.

        ADDITIONAL INVESTMENT PRACTICES OF THE FUNDS--FUTURES AND OPTIONS


         In addition to the investment practices described in the preceding section and in the Prospectus, the Funds may also engage in transactions involving futures and options. The following sections provide more detailed information about these practices.

         SUMMARY - FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Funds may buy and sell financial futures contracts on securities indices and fixed income securities. A futures contract is a contract to buy or sell units of a particular securities index, or a certain amount of a fixed income security, at an agreed price on a specified future date. Depending on the change in value of the index or security between the time when a Fund enters into and terminates a futures contract, the Fund realizes a gain or loss. The Fund may purchase and sell futures contracts for hedging purposes and to adjust that Fund's exposure to relevant stock or bond markets. For example, when the Manager wants to increase the Fund's exposure to equity securities, it may do so by taking long positions in futures contracts on equity indices such as futures contracts on the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Similarly, when the Manager wants to increase the Fund's exposure to fixed income securities, it may do so by taking long positions in futures contracts relating to fixed income securities such as futures contracts on U.S. Treasury bonds or notes. The Fund may buy and sell call and put options on futures contracts or on stock indices in addition to or as an alternative to purchasing or selling futures contracts.

         The use of futures and options involves certain special risks. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of financial futures and options and movements in the prices of the underlying securities index or securities that are the subject of the hedge. The successful use of futures and options further depends on the Manager's ability to forecast market or interest rate movements correctly. Other risks arise from a Fund's potential inability to close out its futures or related options positions, and there can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. The use of futures or options on futures for purposes other than hedging may be regarded as speculative. Certain regulatory requirements may also limit the Fund's ability to engage in futures and options transactions.

         SUMMARY - OPTIONS. The Funds may purchase and sell call and put options on securities it owns or in which it may invest. A Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. When the Fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a put option, the Fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund may also from time to time buy and sell combinations of put and call options on the same underlying security to earn additional income. The aggregate value of the securities underlying the options written by the Fund may not exceed 25% of the Fund's total assets. The Fund's use of these strategies may be limited by applicable law.

         ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         COMBINED POSITIONS. The Funds may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         FUTURES CONTRACTS. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the S&P
500. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

         FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

         LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The Funds have filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. The Funds intend to comply with Rule 4.5 under the Commodity Exchange Act. To the extent the Funds do not engage in commodity futures or commodity options for "bona fide" hedging purposes, the Rule requires the Funds to limit the initial margin and premiums paid to establish such positions to 5% of net assets. The amount by which a commodity option is "in the money" is excluded for these purposes.

         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

         OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option that it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

         WRITING PUT AND CALL OPTIONS. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

         If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.


                             PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS
--------------------

         Investment decisions for the Funds and for the other investment advisory clients of the Manager and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Based on these factors, a particular security may be bought or sold for certain clients but not others. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also often happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Manager's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES
-------------------------------

         Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. In the case of securities traded in the over-the-counter markets, the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Manager may receive brokerage and research services and other similar services from many broker-dealers with which the Manager places the Funds' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services may include such matters as trade execution services, general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Manager's investment professionals. Where the services referred to above are not used exclusively by the Manager for brokerage or research purposes, the Manager, based upon allocations of expected use, would bear that portion of the cost of these services which directly relates to their non-brokerage or non-research use. Some of these services may be of value to the Manager or its affiliates in advising various of their clients (including the Funds), although not all of these services would necessarily be useful and of value in managing the Funds or any particular Fund. The management fee paid by each Fund is not reduced because the Manager, or its affiliates may receive these services even though the Manager might otherwise be required to purchase some of these services for cash.


         The Manager places orders for the purchase and sale of portfolio investments for the Funds and buys and sells investments for the Funds through a substantial number of brokers and dealers. In so doing, the Manager uses its best efforts to obtain for the Funds the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager, having in mind each Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.


         As permitted by Section 28(e) of the 1934 Act, and by each Management Contract, the Manager may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Manager an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for such Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Manager's authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, the Manager will use its best efforts to obtain the most favorable price and execution available with respect to such transactions, as described above.


                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust, an open-end, management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated August 1, 1994, as amended (the "Declaration of Trust"). A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. Each Fund is a diversified series of the Trust, except for the Small Cap Value Fund, which is non-diversified. The fiscal year for each Fund ends on October 31. Prior to July 22, 1999, the fiscal year for each Fund ended on December 31.

         Each share of each Fund represents an equal proportionate interest in such Fund. Shares of the Trust do not have any preemptive rights. Shares are freely transferable and are entitled to dividends as declared by the Trustees. Upon liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Trust has an unlimited number of authorized shares of beneficial interest. The Declaration of Trust permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. The Declaration of Trust further provides that the Trustees may also terminate the Trust, or any Fund thereof, upon written notice to the shareholders.

VOTING RIGHTS
-------------

         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except that when required by the 1940 Act, shares shall be voted in the aggregate and not by individual Fund. When the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objective, policies or restrictions of the other Fund and the approval of the investment advisory contract of the other Fund.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. Upon written request by the holders of at least 10% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). In addition, shareholders of the Trust holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shareholders holding a majority of the outstanding shares of the Trust may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote because it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         It is anticipated that as of December 18, 2000, all shares of the Funds will be owned by the Manager or its parent, MassMutual.


                             INVESTMENT PERFORMANCE

STANDARD PERFORMANCE MEASURES
-----------------------------

         Each Fund may advertise its total return. Total Return with respect to a Fund is a measure of the change in value of an investment in such Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Average Annual Total Return is the annual compounded percentage change in the value of the amount invested in the Fund from the beginning until the end of the stated period.

PERFORMANCE COMPARISONS
-----------------------

         From time to time and only to the extent the comparison is appropriate for the Funds, the Trust may quote the performance of the Funds in advertising and other types of literature and may compare the performance of the Funds to the performance of various indices and investments for which reliable performance data is available. The performance of the Funds may be compared in advertising and other literature to averages, performance rankings and other information prepared by recognized mutual fund statistical services.

         Performance information for the Funds may be compared, in reports and promotional literature, to the S&P 500 Index, the Russell 1000 Index, the Russell 2000 Index, the Russell 2000 Value Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the S&P/ Barra Large Cap Value Index, or other appropriate managed or unmanaged indices of the performance of various types of investments, so that investors may compare a Fund's results with those of indices widely regarded by investors as representative of the security markets in general. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Managed indices generally do reflect such deductions.

         The Trust also may use the following information in advertisements and other types of literature, but only to the extent the information is appropriate for the Funds: (1) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (2) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which the Fund operates; (3) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (4) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

         Each Fund's performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc. (for example, the Lipper Large Cap Core Fund Average, the Lipper Large Cap Growth Fund Average, the Lipper Large Cap Value Fund Average, the Lipper Small Cap Core Fund Average, and the Lipper Small Cap Value Fund Average ) or Morningstar, Inc. (for example, the Morningstar Large Cap Value, Large Cap Growth and Large Cap Blend Categories and the Small Cap Blend and Small Cap Value Categories), which are independent services that monitor the performance of mutual funds. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

OTHER ADVERTISING ITEMS
-----------------------

         From time to time, articles about the Funds regarding performance, rankings and other characteristics of the Funds may appear in national publications, including but not limited to, the Wall Street Journal, Forbes, Fortune, and Money magazine. In particular, some or all of these publications may publish their own rankings or performance of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of the Manager who have portfolio management responsibility may also be used in the Funds' promotional literature.

         The Trust may discuss in advertising and other types of literature that a Fund has been assigned a rating by a nationally recognized statistical rating organization ("NRSRO"), such as S&P. Such rating would assess the creditworthiness of the investments held by such Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare a Fund's performance with other investments that are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with other rated investments. Of course past performance cannot be a guarantee of future results. General mutual fund statistics provided by the Investment Company Institute may also be used.

                        DETERMINATION OF NET ASSET VALUE

         As indicated in the Prospectus, the net asset value of each Fund share is determined at 4:15 p.m., Eastern Time, on each day on which the New York Stock Exchange is open for trading. The Trust expects that the days, other than weekend days, on which the New York Stock Exchange will not be open are New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INVESTMENT MANAGER
David L. Babson & Company Inc.
One Memorial Drive
Cambridge, MA 02142


LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA  02110


INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA  02116


CUSTODIAN
Investors Bank & Trust Company
John Hancock Tower
200 Clarendon Street, 16th Floor
Boston, MA  02116


TRANSFER AGENT
Investors Bank & Trust Company
John Hancock Tower
200 Clarendon Street, 5th Floor
Boston, MA  02116

                               THE DLB FUND GROUP

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.

         (a)      Agreement and Declaration of Trust

                  (1)      Agreement and Declaration of Trust*
                  (2)      Amendment No. 1 to Agreement and Declaration of
                           Trust*
                  (3)      Amendment No. 2 to Agreement and Declaration of
                           Trust**
                  (4)      Amendment No. 3 to Agreement and Declaration of
                           Trust**
                  (5)      Amendment No. 4 to Agreement and Declaration of
                           Trust***
                  (6)      Amendment No. 5 to Agreement and Declaration of
                           Trust****
                  (7)      Amendment No. 6 to Agreement and Declaration of
                           Trust*****
                  (8)      Amendment No. 7 to Agreement and Declaration of
                           Trust******
                  (9)      Amendment No. 8 to Agreement and Declaration of
                           Trust+
                  (10)     Amendment No. 9 to Agreement and Declaration of
                           Trust^
                  (11)     Amendment No. 10 to Agreement and Declaration of
                           Trust^^

                  (12)     Amendment No. 11 to Agreement and Declaration of
                           Trust^^^


         (b)      By-Laws*

         (c)      Instruments Defining Rights of Security Holders - See Exhibits
                  (a) and (b)

         (d)      Forms of Management Contracts

                  (1) Management Contract between David L. Babson & Co. Inc. (the "Manager") and The DLB Fund Group (the "Trust") relating to the DLB Fixed Income Fund*
                  (2) Management Contract between the Trust and the Manager relating to the DLB Global Small Capitalization Fund*
                  (3) Sub-Advisory Agreement between the Manager and Babson-Stewart Ivory International ("BSII") relating to the DLB Global Small Capitalization Fund*
                  (4) Management Contract between the Trust and the Manager relating to the DLB Value Fund*
                  (5)      Management Contract between the Trust and the Manager
                           relating to the DLB Mid Capitalization Fund*
                  (6)      Management Contract between the Trust and the Manager
                           relating to the DLB Disciplined Growth Fund (formerly known as the DLB Quantitative Equity Fund)++
                  (7) Management Contract between the Trust and the Manager relating to the DLB Growth Fund**
                  (8) Management Contract between the Trust and the Manager relating to the DLB Micro Capitalization Fund**
                  (9) Management Contract between the Trust and the Manager relating to the DLB Stewart Ivory International Fund******
                  (10) Management Contract between the Trust and the Manager relating to the DLB Stewart Ivory Emerging Markets Fund******

                  (11) Sub-Advisory Agreement between the Manager and BSII relating to the DLB Stewart Ivory International Fund******
                  (12) Sub-Advisory Agreement between the Manager and BSII relating to the DLB Stewart Ivory Emerging Markets Fund******
                  (13) Interim Sub-Advisory Agreement between the Manager and BSII relating to the DLB Global Small Capitalization Fund++
                  (14) Interim Sub-Advisory Agreement between the Manager and BSII relating to the DLB Stewart Ivory International Fund++
                  (15) Interim Sub-Advisory Agreement between the Manager and BSII relating to the DLB Stewart Ivory Emerging Markets Fund++
                  (16) Management Contract between the Trust and the Manager relating to the DLB High Yield Fund++
                  (17) Management Contract between the Trust and the Manager relating to the DLB Technology Fund^

                  (18) Management Contract between the Trust and the Manager relating to the DLB Enhanced Index Growth Fund^^^
                  (19) Management Contract between the Trust and the Manager relating to the DLB Enhanced Index Value Fund^^^
                  (20) Management Contract between the Trust and the Manager relating to the DLB Small Capitalization Value Fund^^^


         (e) Form of Principal Underwriter's Contract between the Trust and Babson Securities Corporation******

         (f)      Bonus or Profit Sharing Contracts - Not Applicable

         (g)(1) Form of Custodian Agreement between the Trust and Investors Bank & Trust Company ("IBT")*

         (g)(2)   Form of Amendment to Custodian Agreement******

         (g)(3) Form of Amendment to the Custodian Agreement relating to the DLB High Yield Fund++

         (g)(4) Form of Amendment to the Custodian Agreement relating to the DLB Technology Fund^


         (g)(5) Form of Amendment to the Custodian Agreement relating to the DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund and DLB Small Capitalization Value Fund#


         (h)(1)   Form of Transfer Agency Agreement between the Trust and IBT**

         (h)(2)   Form of Amendment to Transfer Agency Agreement******

         (h)(3)   Fee Waiver and Expense Limitation Agreement******

         (h)(4)   Amendment to Fee Waiver and Expense Limitation Agreement++

         (h)(5)   Form of Agreement and Plan of Reorganization******

         (h)(6)   Form of Administration Agreement between the Trust and
                  IBT******

         (h)(7)   Form of Amendment to Administration Agreement******

         (h)(8) Form of Amendment to Transfer Agency Agreement relating to the DLB High Yield Fund++

         (h)(9) Form of Amendment to Administration Agreement relating to the DLB High Yield Fund++

         (h)(10) Form of Amendment to Transfer Agency Agreement relating to the DLB Technology Fund^

         (h)(11) Form of Amendment to Administration Agreement relating to the DLB Technology Fund^

         (h)(12)  Amended and Restated Fee and Expense Limitation Agreement^


         (h)(13) Form of Amendment to Transfer Agency Agreement relating to the DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund and DLB Small Capitalization Value Fund#

         (h)(14) Form of Amendment to Administration Agreement relating to the DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund and DLB Small Capitalization Value Fund#

         (h)(15) Fee and Expense Limitation Agreement relating to the DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund and DLB Small Capitalization Value Fund^^^

         (i)      Opinion and Consent of Ropes & Gray^^^

         (j) Consent of Independent Auditors, Deloitte & Touche, LLP - Not Applicable

         (k)      Omitted Financial Statements - Not Applicable

         (l)      Letter of Understanding relating to Initial Capital*

         (m)      Forms of Rule 12b-1 Plans
                  (1)      Form of Rule 12b-1 Plan for the Fixed Income Fund***
                  (2)      Form of Rule 12b-1 Plan for the Value Fund***
                  (3)      Form of Rule 12b-1 Plan for the Growth Fund***
                  (4)      Form of Rule 12b-1 Plan for the Disciplined Growth
                           Fund***
                  (5)      Form of Rule 12b-1 Plan for the Mid Cap Fund***
                  (6)      Form of Rule 12b-1 Plan for the Micro Cap Fund***
                  (7)      Form of Rule 12b-1 Plan for the Global Small Cap
                           Fund***
                  (8) Form of Rule 12b-1 Plan for the DLB Stewart Ivory International Fund******
                  (9) Form of Rule 12b-1 Plan for the DLB Stewart Ivory Emerging Markets Fund******
                  (10)     Form of Rule 12b-1 Plan for the DLB High Yield Fund++
                  (11)     Form of Rule 12b-1 Plan for the DLB Technology
                           Fund^

                  (12) Form of Rule 12b-1 Plan for the DLB Enhanced Index Growth Fund^^^
                  (13) Form of Rule 12b-1 Plan for the DLB Enhanced Index Value Fund^^^
                  (14) Form of Rule 12b-1 Plan for the DLB Small Capitalization Value Fund^^^



         (n)      Rule 18f-3 Plan - Not Applicable

         (o) (1) Powers of Attorney for James W. MacAllen, Charles E. Hugel, Richard A. Nenneman, Richard J. Phelps and DeAnne B. Dupont, appointing James W. MacAllen, Frank L. Tarantino and DeAnne B. Dupont as attorneys in fact***

                  (2) Power of Attorney for Kevin McClintock, appointing Frank
                  L. Tarantino and DeAnne B. Dupont as attorneys in fact++

         (p)(1) Code of Ethics for the Trust, the Manager and Babson Securities Corp.++

         (p)(2)   Code of Ethics for BSII+++

--------------------------
* Incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed on February 19, 1997.

** Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on April 30, 1998.

*** Incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed on February 22, 1999.

**** Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on April 22, 1999.

***** Incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on August 13, 1999.

****** Incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on October 29, 1999.

+ Incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed on January 14, 2000.

++ Incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed on April 12, 2000.

+++ Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on June 19, 2000.

^ Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on September 1, 2000.


^^ Incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 19, 2000.

^^^     Filed herewith.

#       To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


         At and as of the date of this Post-Effective Amendment, the Registrant did not, directly or indirectly, control any Person. Massachusetts Mutual Life Insurance Company ("MassMutual") currently owns more than 25% of the outstanding shares of each Fund and therefore is deemed to "control" each such Fund within the meaning of the Investment Company Act of 1940 (the "1940 Act").

         The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

         1. CM Assurance Company, a Connecticut corporation which operates as a life and health insurance company, all the stock of which is owned by MassMutual. This subsidiary is inactive.

         2. CM Benefit Insurance Company, a Connecticut corporation which operates as a life and health insurance company, all the stock of which is owned by MassMutual. This subsidiary is inactive.

         3. C.M. Life Insurance Company, a Connecticut corporation which operates as a life and health insurance company, all the stock of which is owned by MassMutual.

         4. MML Bay State Life Insurance Company, a Connecticut corporation which operates as a life and health insurance company, all the stock of which is owned by MassMutual.

         5. MML Distributors, LLC, a Connecticut limited liability company which operates as a securities broker-dealer. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest.

         6. MassMutual Holding Company, a Delaware corporation which operates as a holding company for certain MassMutual entities, all the stock of which is owned by MassMutual.

         7. MML Series Investment Fund (the "Trust"), a Massachusetts business trust which operates as an open-end investment company. All the shares issued by the Trust are owned by MassMutual and certain of its affiliates.

         8. MassMutual Institutional Funds, a Massachusetts business trust which operates as an open-end investment company. MassMutual owns a majority of the shares.

         9. G.R. Phelps & Co., Inc., a Connecticut corporation which formerly operated as a securities broker-dealer, all the stock of which is owned by MassMutual Holding Company. This subsidiary is inactive and expected to be dissolved.

         10. MassMutual Mortgage Finance, LLC, a Delaware limited liability company and wholly-owned subsidiary of MassMutual which makes, acquires, holds and sells mortgage loans.

         11. MML Investors Services, Inc., a Massachusetts corporation which operates as a securities broker-dealer. MassMutual Holding Company owns 86% of the capital stock and G.R. Phelps & Co., Inc. owns 14% of the capital stock of MML Investor Services, Inc.

         12. The MassMutual Trust Company, which is a federally chartered stock savings bank. MassMutual owns 100% of the outstanding shares of the company.

         13. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for MassMutual positions in investment entities organized outside the United States. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding MSC, Inc. This subsidiary qualifies as a "Massachusetts Securities Corporation" under Chapter 63 of Massachusetts General Laws.

         14. MassMutual Holding Trust I, a Massachusetts business trust, which operates as a holding company for separately staffed MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding Trust I.

         15. MML Partners, LLC, a Delaware limited liability company which operates as a securities broker-dealer.

         16. MassMutual International, Inc., a Delaware corporation which operates as a holding company for those entities constituting MassMutual's international insurance operations, all the stock of which is owned by MassMutual Holding Company.

         17. MML Insurance Agency, Inc., a Massachusetts corporation which operates as an insurance broker, all the stock of which is owned by MML Investors Services, Inc.

         18. MML Securities Corporation, a Massachusetts corporation which operates as a "Massachusetts Securities Corporation" under
                  Section 63 of the Massachusetts General Laws, all the stock of which is owned by MML Investors Services, Inc.

         19. DISA Insurance Services of America, Inc., an Alabama corporation which operates as an insurance broker. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

         20. Diversified Insurance Services of America, Inc., a Hawaii corporation which operates as an insurance broker. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

         21. MML Insurance Agency of Mississippi, P.C., a Mississippi corporation that operates as an insurance broker and is controlled by MML Insurance Agency, Inc.

         22. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all the stock of which is owned by MML Insurance Agency, Inc.

         23. MML Insurance Agency of Ohio, Inc., an Ohio corporation which operates as an insurance broker and is controlled by MML Insurance Agency, Inc. through a voting trust agreement.

         24. MML Insurance Agency of Texas, Inc., a Texas corporation which operates as an insurance broker and is controlled by MML Insurance Agency, Inc. through an irrevocable proxy arrangement.

         25. MassMutual Corporate Value Limited, 46.41% of the shares of which are owned by MassMutual Holding MSC, Inc.

         26. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds approximately an 88.3% ownership interest in this company, and MassMutual holds approximately a 4.6% ownership interest in this company. David
                  L. Babson and Company Incorporated ("Babson") acts as sub-adviser for this fund.

         27. 9048-5434 Quebec, Inc., a Canadian corporation, which operates as the owner of Hotel du Parc in Montreal, Quebec, Canada. MassMutual Holding MSC, Inc. owns all the shares of 9048-5434 Quebec, Inc.

         28. 1279342 Ontario Limited, a Canadian corporation, which operates as the owner of Deerhurst Resort in Huntsville, Ontario, Canada. MassMutual Holding MSC, Inc. owns all the shares of 1279342 Ontario Limited.

         29. Antares Capital Corporation, a Delaware corporation that operates as a finance company. MassMutual Holding Trust I owns approximately 99% of the capital stock of Antares Capital Corporation.

         30. Charter Oak Capital Management, Inc., a Delaware corporation that operates as a manager of institutional investment portfolios. David L. Babson and Company Incorporated ("Babson") owns 80% of the capital stock of Charter Oak Capital Management, Inc.

         31. Cornerstone Real Estate Advisers, Inc., a Massachusetts corporation which operates as an investment adviser, all the stock of which is owned by MassMutual Holding Trust I.

         32. DLB Acquisition Corporation ("DLB"), a Delaware corporation, which operates as a holding company of Babson. MassMutual Holding Trust I owns approximately 98% of the outstanding capital stock of DLB.

         33. Oppenheimer Acquisition Corporation ("OAC"), a Delaware corporation, which operates as a holding company for the Oppenheimer companies. MassMutual Holding Trust I owns 89% of the capital stock of OAC.

         34. David L. Babson and Company Incorporated ("Babson"), a Massachusetts corporation that operates as an investment adviser, all the stock of which is owned by DLB.

         35. Babson Securities Corporation, a Massachusetts corporation which operates as a securities broker-dealer, all the stock of which is owned by Babson.

         36. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as an investment adviser. Babson holds a 50% ownership interest in the partnership.

         37. Potomac Babson Incorporated, a Massachusetts corporation which formerly operated as an investment adviser. Babson owns 99% of the outstanding shares of Potomac Babson Incorporated.

         38. OppenheimerFunds, Inc., a Colorado corporation which operates as an investment adviser to the OppenheimerFunds, all the stock of which is owned by OAC.

         39. Centennial Asset Management Corporation, a Delaware corporation that operates as the investment adviser and general distributor of the Centennial Funds, all the stock of which is owned by OppenheimerFunds, Inc.

         40. HarbourView Asset Management Corporation, a New York corporation, which operates as an investment adviser, all the stock of which is owned by OppenheimerFunds, Inc.

         41. OppenheimerFunds Distributor, Inc., a New York corporation, which operates as a securities broker-dealer, all the stock of which is owned by OppenheimerFunds, Inc.

         42. Oppenheimer Partnership Holdings, Inc., a Delaware corporation which operates as a holding company, all the stock of which is owned by OppenheimerFunds, Inc.

         43. Oppenheimer Real Asset Management, Inc., a Delaware corporation which is the subadviser to a mutual fund investing in the commodities markets, all the stock of which is owned by OppenheimerFunds, Inc.

         44. Shareholder Financial Services, Inc., a Colorado corporation which operates as a transfer agent for mutual funds, all the stock of which is owned by OppenheimerFunds, Inc.

         45. Shareholder Services, Inc., a Colorado corporation which operates as a transfer agent for various Oppenheimer and MassMutual funds, all the stock of which is owned by OppenheimerFunds, Inc.

         46. Centennial Capital Corporation, a Delaware corporation that sponsored a unit investment trust, all the stock of which is owned by Centennial Asset Management Corporation.

         47. Cornerstone Office Management, LLC, a Delaware limited liability company which serves as the general partner of Cornerstone Suburban Office Investors, LP that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

         48. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

         49. CM Advantage, Inc., a Connecticut corporation that serves as a general partner in real estate limited partnerships, all the stock of which is owned by MassMutual Holding Trust II. This subsidiary is largely inactive and will be dissolved in the near future.

         50. MassMutual Trust Company, a federally chartered stock savings bank. MassMutual owns 100% of the outstanding shares.

         51. CM Property Management, Inc., a Connecticut corporation which serves as the General Partner of Westheimer 335 Suites Limited Partnership, all the stock of which is owned by MassMutual Holding Trust II.

         52. HYP Management, Inc., a Delaware corporation which operates as the manager of MassMutual High Yield Partners II LLC, a high yield bond fund. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

         53. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual/Darby CBO IM, Inc.; MassMutual/Darby CBO, LLC; Somers CDO, Limited; MassMutual High Yield Partners II, LLC and other MassMutual investments. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

         54. MassMutual High Yield Partners II LLC, a Delaware limited liability company that operates as a high yield bond fund. MassMutual holds approximately 2.49% of its shares, MMHC Investment Inc. holds approximately 34.11%, and HYP Management, Inc. holds approximately 6.82%, for an approximate total ownership interest in this company of 43.42%.

         55. MML Realty Management Corporation, a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual, all the stock of which is owned by MassMutual Holding Trust II.

         56. MassMutual Benefits Management, Inc., (formerly Westheimer 335 Suites, Inc.) a Delaware Corporation which supports MassMutual with benefit plan administration and planning services. MassMutual Holding Trust II owns all of the outstanding stock.

         57. Somers CDO, Limited, a Cayman Islands corporation that operates as a fund investing in high yield debt securities of primarily U.S. issuers. MMHC Investment, Inc. holds 38.10% of the subordinated notes of this issue which are treated as equity for tax purposes. Registrant is the collateral manager of Somers CDO, Limited.

         58. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML Realty Management Corporation holds a 1% general partnership interest in this partnership and MassMutual holds a 99% limited partnership interest.

         59. MassMutual/Darby CBO IM Inc., a Delaware corporation which operates as the manager of MassMutual/Darby CBO LLC, a collateralized bond obligation fund. MMHC Investment, Inc. owns 50% of the capital stock of this company.

         60. MassMutual/Darby CBO LLC, a Delaware limited liability company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. MassMutual holds 1.79%, MMHC Investment Inc. holds 77.8% and MassMutual High Yield Partners LLC holds 14.4% of the ownership interest in this company.

         61. Urban Properties, Inc., a Delaware corporation which serves as a General Partner of real estate limited partnerships and as a real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

         62. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which MassMutual Benefits Management is the general partner.

         63. MassMutual Internacional (Argentina) S.A., a corporation organized in the Argentine Republic, which operates as a holding company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

         64. MassMutual Internacional (Chile) S.A., a corporation organized in the Republic of Chile, which operates as a holding company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

         65. MassMutual International (Bermuda) Ltd., a corporation organized in Bermuda, which operates as a life insurance company, all the stock of which is owned by MassMutual International Inc.

         66. MassMutual International (Luxembourg) S.A., a corporation organized in the Grand Duchy of Luxembourg, which operates as a life insurance company. MassMutual

                  International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

         67. MassLife Seguros de Vida S.A., a corporation organized in the Argentine Republic, which operates as a life insurance company. MassMutual International Inc. owns 99.9% of the outstanding capital stock of MassLife Seguros de Vida S.A.

         68. MassMutual Services, S.A., a corporation organized in the Argentine Republic which operates as a service company. MassMutual Internacional (Argentina) S.A. owns 99% of the outstanding shares and MassMutual International, Inc. owns 1% of the shares.

         69. Mass Seguros de Vida S.A., a corporation organized in the Republic of Chile, which operates as a life insurance company. MassMutual International (Chile) S.A. owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

         70. Origen Inversiones S.A., a corporation organized in the Republic of Chile which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

         71. Compania de Seguros VidaCorp, S.A., a corporation organized in the Republic of Chile, which operates as an insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company.

         72. Oppenheimer Series Fund Inc., a Maryland corporation which operates as an investment company, of which MassMutual and its affiliates own a majority of certain series of shares issued by the fund.

         73. Panorama Series Fund, Inc., a Maryland corporation which operates as an open end investment company. All shares issued by the fund are owned by MassMutual and certain affiliates.

         74. The DLB Fund Group, a Massachusetts business trust which operates as an open-end investment company advised by Babson. MassMutual owns at least 25% of each series of shares issued by the DLB Fund Group, other than the DLB Stewart Ivory International Fund and the DLB High Yield Fund.

         75. Saar Holdings CDO, Limited, a Cayman Islands corporation that operates as a collateralized debt obligation fund investing in high yield debt securities of primarily U.S. issuers including, to a limited extent, convertible high yield bonds. MMHC Investment Inc. holds 40% of the mandatorily redeemable preferred shares of this issuer. Such preferred shares are treated as equity for tax purposes. MassMutual is the collateral manager of Saar Holdings CDO, Limited. Babson acts as sub-adviser.

         76. Enhanced Mortgage-Backed Securities Fund Limited is a special purpose company incorporated with limited liability in the Cayman Islands, investing primarily in mortgage backed securities. Babson is the Investment Manager. MassMutual holds all of the Class B notes and has covenanted to hold at least 25% of the aggregate principal amount of the Class C Certificates directly or through a wholly owned affiliate.

         77. Perseus CDO I, Limited is a Cayman Island Corporation that operates as a collateralized debt obligation fund investing in a diversified portfolio of assets including high yield bonds, senior secured loans, a limited amount of equity securities and certain other assets. MMHC Investment, Inc. holds 33.4% of the Class D subordinated notes issued by Perseus CDO I Limited. Such notes are treated as equity for tax purposes. MassMutual is the portfolio manager and Perseus Advisors, L.L.C. is the portfolio advisor of Perseus CDO I, Limited. Babson acts as sub-adviser.

         78. MassMutual Global CBO I Limited is a Cayman Island Corporation that operates as a collateralized bond obligation fund investing in emerging market securities and high yield bonds. As of the closing date of this fund (June 16, 1999), MassMutual and its indirect subsidiary, MMHC Investment, Inc., hold in the aggregate approximately 25.17% of the subordinated notes that are treated as equity for tax purposes. MassMutual is the Collateral Manager of MassMutual Global CBO I Limited. Babson acts as sub-adviser.

         79. Antares Funding L.P. is a Cayman Islands exempted limited partnership that invests primarily in high yield bank loans and public high yield bonds. Antares Capital Corporation, an indirect subsidiary of MassMutual, is the collateral manager of Antares Funding L.P. MassMutual manages the High Yield Collateral Debt Securities and Babson acts as sub-adviser.

         80. Maplewood (Cayman) Limited is an entity organized under the laws of the Cayman Islands that invests primarily in bank loans and high yield public debt. MassMutual is investment adviser to this fund, and Babson acts as sub-adviser.

         81. Simsbury CLO Limited is a Cayman Islands corporation that operates as a collateralized bond obligations fund that invests primarily in bank loans and high yield bonds. MassMutual is investment adviser and Babson acts as sub-adviser. MMHC owns 24.97% of the subordinated notes.

         82. MassMutual Asia Limited, a corporation organized in Hong Kong which operates as a life insurance company.

         83. MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong which operates as a general insurance agent.

         84. MassMutual Trustees Limited, a corporation organized in Hong Kong which operates as an approved trustee for the mandatory provident funds. (Owned 60% by MassMutual Asia Limited and 20% each by MassMutual Services Limited and MassMutual Guardian Limited.

         85. Protective Capital (International) Limited, a corporation organized in Hong Kong which operates as a mandatory provident funds intermediary.

         86. MassMutual Services Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive.

         87. MassMutual Guardian Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive.

         88. Jefferson Pilot Financial Seguros de Vida, S.A., an Argentine corporation which operates as a life instance company. (MassLife Seguros de Vida, S.A. - 99%, MassMutual International, Inc. - 1%).

         89. Jefferson Pilot Omega Seguros de Vida, S.A., a Uruguay corporation which operates as a life insurance company (100% owned).

         90. Oppenheimer Trust Company, a corporation organized under the laws of the State of New York which conducts the business of a trust company.

         91. MassMutual International (Bermuda) Ltd., a corporation organized in Bermuda which operates as a life insurance company.

         92. MassMutual Funding LLC, a Delaware limited liability company which issues commercial paper.

         93. Persumma Financial LLC, a Delaware limited liability company which offers online retirement service products.

         94. MassMutual Assignment Company, a North Carolina corporation which operates a structured settlement business.

         95. Trinity Investment Management Corporation, a Pennsylvania corporation and registered investment adviser which provides portfolio management and equity research services primarily to institutional clients.


         MassMutual or one of its subsidiaries acts as the investment adviser of the following investment companies, and as such may be deemed to control them.

         1. MML Series Investment Fund, a Massachusetts business trust which operates as an open-end investment company. All shares issued by MML Series Investment Fund are owned by MassMutual and certain of its affiliates. MassMutual acts as adviser for MML Series and Babson acts as sub-adviser to certain series.

         2. MassMutual Corporate Investors ("CI"), a Massachusetts business trust which operates as a closed-end investment company. Babson is the investment adviser to CI.

         3. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high-yield bond fund. MassMutual Corporate Value Limited holds an ownership interest in this company of approximately 88.3%. MassMutual holds approximately 4.6% ownership interest in this company. Babson acts as sub-adviser.

         4. MassMutual High Yield Partners II LLC, a Delaware limited liability company that operates as a high yield bond fund. MassMutual holds approximately 2.49%, MMHC Investment Inc. holds approximately 34.11%, and HYP Management, Inc. holds approximately 6.82% for an approximate total of 43.42% of the ownership interest in this company.

         5. MassMutual Institutional Funds, a Massachusetts business trust which operates as an open-end investment company. MassMutual acts as adviser for each series, and Babson acts as sub-adviser to certain series.

         6. MassMutual Participation Investors ("PI"), a Massachusetts business trust which operates as a closed end investment company. Babson acts as the investment adviser to PI.

         7. MassMutual/Darby CBO, LLC, a Delaware limited liability company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. MassMutual owns 1.79%, MMHC Investment, Inc. owns 44.91% and MassMutual High Yield Partners LLC owns 2.39% of the ownership interest in this company.

         8. Somers CDO, Limited, a Cayman Islands corporation that operates as a fund investing in high yield debt securities of primarily U.S. issuers. MMHC Investment Inc. holds 37.04% of the subordinated notes of this issue which are treated as equity for tax purposes. MassMutual is the collateral manager of Somers CDO, Limited. Babson acts as sub-adviser.

         9. Enhanced Mortgage-Backed Securities Fund Limited is a special purpose company incorporated with limited liability in the Cayman Islands, investing primarily in mortgage backed securities. Babson is the investment manager. MassMutual holds all of the Class B notes and has covenanted to hold at least 25% of the aggregate principal amount of the Class C Certificates directly or through a wholly owned affiliate.

         10. Saar Holdings CDO, Limited, a Cayman Islands corporation that operates as a collateralized debt obligation fund investing in high yield debt securities of primarily U.S. issuers including, to a limited extent, convertible high yield bonds. MMHC Investment Inc. holds 40% of the mandatorily redeemable preferred shares of this issuer. Such preferred shares are treated as equity for tax purposes. MassMutual is the collateral manager of Saar Holdings CDO, Limited. Babson acts as sub-adviser.

         11. Perseus CDO I, Limited is a Cayman Island Corporation that operates as a collateralized debt obligation fund investing in a diversified portfolio of assets including high yield bonds, senior secured loans, a limited amount of equity securities and certain other assets. MMHC Investment, Inc. holds 33.4% of the Class D subordinated notes issued by Perseus CDO I Limited. Such notes are treated as equity for tax purposes. MassMutual is the portfolio manager and Perseus Advisors, L.L.C. is the portfolio advisor of Perseus CDO I, Limited. Babson is the sub-adviser.

         12. MassMutual Global CDO I Limited is a Cayman Island Corporation that operates as a collateralized bond obligation fund investing in emerging market securities and high yield bonds. As of the closing date of this fund (June 16, 1999), MassMutual and its indirect subsidiary, MMHC Investment, Inc. hold in the aggregate approximately 39.7% of the subordinated notes that are treated as equity for tax purposes. MassMutual is the Collateral Manager of MassMutual Global CDO I Limited. Babson acts as sub-adviser.

         13. Antares Funding L.P. is a Cayman Islands exempted limited partnership that invests primarily in high yield bank loans and public high yield bonds. Antares Capital Corporation, an indirect subsidiary of MassMutual, is the collateral manager of Antares Funding L.P. Antares Capital Corporation manages the selection, acquisition and disposition of the Loan Collateral Debt Securities. MassMutual manages the High Yield Collateral Debt Securities and Babson acts a sub-adviser.

         14. Maplewood (Cayman) Limited is an entity organized under the laws of the Cayman Islands that invests primarily in bank loans and high yield public debt. MassMutual is investment adviser to this fund, and Babson acts as sub-adviser.

         15. Simsbury CLO Limited is a Cayman Islands corporation that operates as a collateralized bond obligations fund that invests primarily in bank loans and high yield bonds. MassMutual is investment adviser and Babson acts as sub-adviser. MassMutual and its affiliated subsidiaries own 34.35% of the Junior Subordinated Notes.

         16. Suffield CLO, Limited is a Cayman Islands Corporation that operates as a collateralized loan obligations fund that invests primarily in domestic bank loans and high yield bonds. Babson is the investment adviser. MassMutual holds 23.13% of the preferred shares.

         17. Wilbraham CBO Ltd., is a Cayman Islands limited liability company that operates as collateralized bond obligations fund that invests primarily in bank loans and high yield bonds. Babson is the investment manager. MassMutual owns 33.99% of the preferred shares.

         18. Enhanced Mortgage-Backed Securities Fund Limited II is a special purpose company incorporated with limited liability in the Cayman Islands, investing primarily in mortgage-backed securities. Babson is the investment manager. MassMutual holds approximately 33% of the Class C Certificates.

         19. Special Value Bond Fund II, LLC is a Delaware limited liability company that operates as a high yield bond fund. Babson is co-manager of the fund. MassMutual owns 20% of the subordinated notes.

ITEM 25. INDEMNIFICATION.

Article VIII (Sections 1, 2 and 3) of Registrant's Agreement and Declaration of Trust provides as follows with respect to indemnification of the Trustees and officers of Registrant against liabilities which may be incurred by them in such capacities:

Section 1. Trustees, Officers, Etc. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Section 2. Compromise Payment. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry), to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 3. Indemnification Not Exclusive. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission), and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

         (a) The directors and executive officers of David L. Babson & Company Inc. ("Babson", or the "Manager"), which is located at One Memorial Drive, Cambridge, Massachusetts 02142, their positions with Babson, and their other principal business affiliations and business experience for the past two years are as follows:

STUART H. REESE, Director, President and Chief Executive Officer

Director (since 2000), President and Chief Executive Officer (since 1999), Babson; Executive Vice President and Chief Investment Officer (since 1999), Chief Executive Director (1997-1999), Executive Director (1996-1997), Senior Vice President (1993-1996), Massachusetts Mutual Life Insurance Company ("MassMutual") Mutual (insurance company and investment adviser), 1295 State Street, Springfield, Massachusetts 01111.

KEVIN M. MCCLINTOCK, Director, Executive Vice President

Director (since 2000), Executive Vice President (since 1999), Babson; Managing Director, Babson-Stewart Ivory International (registered investment adviser, of which the Manager is a 50% general partner), One Memorial Drive, Cambridge, Massachusetts (since 1999); Director (since 1999), the DLB Fund Group, One Memorial Drive, Cambridge, Massachusetts (open-end investment company); Director of Equities and Fixed Income (1995-1999), the Dreyfus Corporation (investment manager), New York, New York.

FRANK L. TARANTINO, Director, Executive Vice President, Chief Financial Officer and Chief Compliance Officer

Director, Executive Vice President, Chief Financial Officer and Chief Compliance Officer (since 1999) and Clerk and Chief Operating Officer (since 1997), Babson; President (since 1999), Vice President (1988 - 1999) and Clerk (1997-1998), The DLB Fund Group, One Memorial Drive, Cambridge, Massachusetts (open-end investment company); Director (since 1998), President (since 1999), Clerk (since
1997), Potomac Babson Inc. (inactive investment advisory subsidiary of the Manager), 1290 Avenue of the Americas, New York, New York; Director, President, Treasurer and Clerk, Babson Securities Corp,, One Memorial Drive, Cambridge, Massachusetts (broker-dealer subsidiary of Babson); President (1993-1997) Liberty Securities Corporation (broker-dealer), 600 Atlantic Avenue, Boston, Massachusetts.

ROBERT LIGUORI, Director

Director (since 2000), Babson; Senior Vice President and Deputy General Counsel (since 1999), MassMutual Life Insurance Company (insurance company and investment adviser), 1295 State Street, Springfield, Massachusetts; Senior Vice President and General Counsel (1997-1999), Vice President and General Counsel (1996-1997), Vice President and Counsel (1992-1996), American International Group, Inc., AIG Life Companies, 600 King Street, Wilmington, DE.

ROBERT E. JOYAL,  Director and Executive Director

Director and Executive Director (since 2000), Babson; Executive Director (1997-1999), Senior Managing Director (1996-1998), Vice President and Managing Director (1990-1996), MassMutual; President (since 1999), Senior Vice President (1989-1999), MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies); Director, (since 1996), MassMutual High Yield Partners II LLC (a Delaware limited liability company that operates as a high yield bond fund).

MARY WILSON-KIBBE, Executive Director and Executive Vice President

Executive Director and Executive Vice President (since 1999), Babson; Vice President (since 1999), The DLB Fund Group, One Memorial Drive, Cambridge, Massachusetts (open-end investment company); Executive Director (1997-1999), Senior Managing Director (1997-1999), Vice President and Managing Director (1991-1994), MassMutual (insurance company and investment adviser), 1295 State Street, Springfield, Massachusetts 01111.

LANCE F. JAMES, Executive Vice President

Executive Vice President (since 1999), Director (1999-2000), Senior Vice President (1996-1999), Portfolio Manager (since 1987), Babson; Vice President (since 1999), The DLB Fund Group, One Memorial Drive, Cambridge, Massachusetts (open-end investment company).

STEPHEN B. O'BRIEN, Executive Vice President

Executive Vice President (since 1999), Director (1999-2000), Senior Vice President (1996-1999), Babson; Managing Director (since 1998), Babson-Stewart Ivory International (registered investment adviser, of which the Manager is a 50% general partner), One Memorial Drive, Cambridge, Massachusetts.

KENNETH L. HARGREAVES, Executive Director

Executive Director (since 2000), Babson; Executive Director (1997-1999), Senior Vice President (1991-1997), MassMutual.

EFREM MARDER, Executive Director

Executive Director (since 2000), Babson; Executive Director (1998-1999), Senior Managing Director (1996-1998), Vice President and Manager Director (1989-1996), MassMutual (insurance company and investment adviser), 1295 State Street, Springfield, Massachusetts.

JEANNE M. STAMANT, Executive Director

Executive Director (since 2000), Babson; Executive Director (1996-1999), Vice President, Actuary and Executive Officer (1995-1996), Vice President and Actuary (1987-1994), MassMutual (insurance company and investment adviser), 1295 State Street, Springfield, Massachusetts.

STEPHEN L. KUHN, General Counsel and Clerk

General Counsel and Clerk (since 2000), Babson; Senior Vice President and Deputy General Counsel (since 1998), Vice President and Associate General Counsel (1992-1998), MassMutual (insurance company and investment adviser), 1295 State Street, Springfield, Massachusetts; Vice President and Secretary, MassMutual Participation Investors and MassMutual Corporate Investors (closed end investment companies); Assistant Secretary (since 1996), Antares Capital Corporation (finance company); Chief Legal Officer and Assistant Secretary (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Assistant Secretary, Oppenheimer Acquisition Corporation (holding company for investment advisers); Vice President and Secretary, MassMutual Institutional Funds (open end investment company); Vice President and Secretary, (1988-1999), MML Series.

ITEM 27. PRINCIPAL UNDERWRITERS.


(a) Effective October 20, 1999, Babson Securities Corp. ("BSC") became the principal underwriter for the Trust. The eleven separate series of the Trust are:



         1) DLB Fixed Income Fund
         2) DLB Value Fund
         3) DLB Core Growth Fund
         4) DLB Disciplined Growth Fund
         5) DLB Enterprise III Fund
         6) DLB Small Company Opportunities Fund
         7) DLB Global Small Capitalization Fund
         8) DLB Stewart Ivory International Fund
         9) DLB Stewart Ivory Emerging Markets Fund
         10) DLB High Yield Fund
         11) DLB Technology Fund



(b) The following are the names and positions of the officers and directors of BSC:

         Frank L. Tarantino, Director, President, Clerk and Treasurer John E. Deitelbaum, Assistant Clerk

         The business address for both Mr. Tarantino and Mr. Deitelbaum is c/o David L. Babson & Company Inc., One Memorial Drive, Cambridge, MA 02142. Mr. Tarantino is President of the Trust, and Mr. Deitelbaum is Clerk of the Trust.


(c)      Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are kept by the Registrant and David L. Babson and Company Incorporated ("Babson") at their respective principal business offices at One Memorial Drive, Cambridge, Massachusetts 02142, and 1295 State Street, Springfield, Massachusetts 01111, and by IBT, the Registrant's Custodian and Transfer Agent, at its principal business office at 200 Clarendon Street, Boston, Massachusetts 02116.

ITEM 29. MANAGEMENT SERVICES.

         There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

         Not Applicable.





                                     NOTICE

         A copy of the Agreement and Declaration of Trust of the Trust, as amended, is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the relevant series of the Trust.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requiements for effectiveness of this Registration Statement under rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cambridge, The Commonwealth of Massachusetts, on the 23rd day of October, 2000.


                                             THE DLB FUND GROUP

                                             By:  /s/ Frank L. Tarantino
                                                 ------------------------------
                                             Name:  Frank L. Tarantino
                                             Title: President

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement of The DLB Fund Group has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                         TITLE                                DATE
---------                         -----                                ----


/s/ FRANK  L. TARANTINO      President and                      October 23, 2000
-----------------------      Principal Executive Officer
Frank L. Tarantino


/s/ DEANNE B. DUPONT         Treasurer; Principal Financial     October 23, 2000
-----------------------      Officer; Principal Accounting
DeAnne B. Dupont             Officer


CHARLES E. HUGEL*            Trustee                            October 23, 2000
-----------------------
Charles E. Hugel


/s/ KEVIN M. MCCLINTOCK      Trustee                            October 23, 2000
-----------------------
Kevin M. McClintock


RICHARD A. NENNEMAN*         Trustee                            October 23, 2000
-----------------------
Richard A. Nenneman


RICHARD J. PHELPS*           Trustee                            October 23, 2000
-----------------------
Richard J. Phelps


 *By: /s/ FRANK L. TARANTINO
      ----------------------
      Frank L. Tarantino
      Attorney-In-Fact
      October 23, 2000

                                  EXHIBIT INDEX
                                  -------------


Exhibit No.    Description of Exhibit
-----------    ----------------------

(a)(12)        Amendment No. 11 to Agreement and Declaration of Trust

(d)(18) Management Contract between the Trust and the Manager relating to the DLB Enhanced Index Growth Fund

(d)(19) Management Contract between the Trust and the Manager relating to the DLB Enhanced Index Value Fund

(d)(20) Management Contract between the Trust and the Manager relating to the DLB Small Capitalization Value Fund

(h)(15) Fee and Expense Limitation Agreement relating to the DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund and DLB Small Capitalization Value Fund

(i)            Opinion of Ropes & Gray

(m)(12) Distribution and Services Plan between the Trust and the Manager relating to the DLB Enhanced Index Growth Fund

(m)(13) Distribution and Services Plan between the Trust and the Manager relating to the DLB Enhanced Index Value Fund

(m)(14) Distribution and Services Plan between the Trust and the Manager relating to the DLB Small Capitalization Value Fund